As filed with the Securities and Exchange Commission on March 10, 2026
1933 Act Registration No. [__]

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO. [__]
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)
John Morriss, President
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (260) 455-2000
Paul T. Chryssikos, Esquire
Lincoln Financial
150 N. Radnor-Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copies of all communications to:
Robert A. Robertson, Esquire
Dechert, LLP
US Bank Tower
633 West 5th Street, Suite 4900
Los Angeles, CA 90071-2013
Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of securities being registered: Shares of beneficial interest, without par value, of the Acquiring Fund, a series of the Registrant.
It is proposed that this Registration Statement will become effective on April 9, 2026, pursuant to Rule 488 under the Securities Act of 1933, as amended.
No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

PROXY MATERIALS

LVIP Multi-Manager Global Equity Managed Volatility Fund

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

1301 South Harrison Street

Fort Wayne, Indiana 46802

[April 15], 2026

ACTION REQUIRED

Dear Contract Owners and Shareholders:

Enclosed is a notice and Proxy Statement/Prospectus relating to a Special Meeting of Shareholders of the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Acquired Fund”).

The Acquired Fund is a series of Lincoln Variable Insurance Products Trust (the “Trust”). The Special Meeting of Shareholders, together with any postponements or adjournments thereof, (the “Meeting”) of the Acquired Fund is scheduled to be held at the offices of the Trust located at 150 North Radnor-Chester Road, Radnor, Pennsylvania 19087 on [June 3], 2026 at [11:30] a.m., Eastern time. At the Meeting, the shareholders of the Acquired Fund who are entitled to vote at the Meeting will be asked to approve the proposal described below.

The Trust’s Board of Trustees (the “Board”) has called the Meeting to request shareholder approval of the reorganization of the Acquired Fund into the LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund), a series of the Trust (the “Acquiring Fund”) (the “Reorganization”). Each series is managed by Lincoln Financial Investments Corporation.

As an owner of a variable life insurance policy and/or a variable annuity contract or certificate that participates in the Acquired Fund through the investment divisions of a separate account or accounts established by The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“Lincoln New York”), you are entitled to instruct Lincoln Life and Lincoln New York, as applicable, how to vote the Acquired Fund shares related to your interest in those accounts held as of the close of business on [February 27], 2026. (For convenience, contract owners and policy participants are referred to collectively as “Contract Owners.”) The attached Notice of Special Meeting of Shareholders and Proxy Statement/Prospectus describe the matters to be considered at the Meeting. You should read the Proxy Statement/Prospectus prior to completing your voting instruction card.

The Board has approved the proposal and recommends that you vote “FOR” the proposal. Although the Board has determined that a vote “FOR” the proposal is in your best interest, the final decision belongs to the Contract Owners.

If the Reorganization is approved and implemented, each Contract Owner that invests indirectly in the Acquired Fund will automatically become a Contract Owner that invests indirectly in the Acquiring Fund. You are cordially invited to attend the Meeting. Since it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your voting instructions by completing, dating, and signing the enclosed voting instruction card and returning it in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. For further information on how to provide voting instructions, please see the Contract Owners Voting Instructions included herein. Please respond promptly in order to save additional costs of proxy solicitation and in order to make sure you are represented.

Very truly yours,

/s/ [ ]John Morriss
[ ]John Morriss President and Chairman Lincoln Variable Insurance Products Trust

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on [June 3], 2026

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP Multi-Manager Global Equity Managed Volatility Fund

1301 South Harrison Street

Fort Wayne, Indiana 46802

866-436-8717

Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Acquired Fund”), a series of Lincoln Variable Insurance Products Trust (the “Trust”), will be held on [June 3], 2026 at [11:30] a.m., Eastern time, at the offices of the Trust located at 150 North Radnor-Chester Road, Radnor, Pennsylvania 19087.

The Meeting will be held to act on the following proposal:

1.

To approve the Agreement and Plan of Reorganization with respect to the reorganization of the LVIP Multi-Manager Global Equity Managed Volatility Fund into the LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund), also a series of the Trust.

2.	To transact other business that may properly come before the Meeting or any adjournments thereof.

The Board unanimously recommends that you vote in favor of the proposal.

Only shareholders of record who owned shares of the Acquired Fund at the close of business on [February 27], 2026 (the “Record Date”) are entitled to vote at the Meeting and at any adjournments or postponements thereof. If you are a shareholder of record of the Acquired Fund on the Record Date, you have the right, and are being asked, to direct the persons listed on the enclosed voting instruction card as to how your shares should be voted.

Shares of the Fund are sold directly or indirectly primarily to separate accounts of The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“Lincoln New York”) that support certain variable annuity contracts and variable life insurance policies (the “Accounts”) issued by such companies. (For convenience, contract owners and policy participants are referred to collectively as “Contract Owners.”) Contract Owners have the right to instruct Lincoln Life and Lincoln New York, as applicable, as the record owners of shares of the Acquired Fund that are owned in the Accounts, how to vote the shares of the Fund that are attributable to those Accounts at the Meeting.

To assist you, a voting instruction card is enclosed. In addition, a Proxy Statement/Prospectus describing the matters to be voted on at the Meeting or any adjournment(s) thereof is included with this Notice. The enclosed voting instruction card is being solicited on behalf of the Board of Trustees of the Trust.

We realize that you may not be able to attend the Meeting. However, we do need your voting instructions. Whether or not you plan to attend the Meeting, please promptly complete, sign, and return each voting instruction card included with this Proxy Statement/Prospectus in the enclosed postage-paid envelope or provide your voting instructions by mail, telephone, or through the Internet as explained in the enclosed Proxy Statement. If you decide to attend the Meeting, you may revoke your prior voting instructions and provide voting instructions by attending the Meeting. The number of shares of the Acquired Fund attributable to you will be voted in accordance with your voting instruction card.

If you have any questions about the Meeting, please feel free to call 866-436-8717.

By Order of the Board of Trustees of the Trust,

/s/ Samuel K. Goldstein
Samuel K. Goldstein Secretary [April 15], 2026

Important notice regarding the availability of proxy materials for the shareholder Meeting to be held on [June 3], 2026: this Notice of Special Meeting of Shareholders, Proxy Statement/Prospectus, and the form of voting instruction card are available on the Internet at [https://www.proxy-direct.com/lin-35024].

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND

AND VOTE ON THE PROPOSAL

We are providing you with this overview of the proposal on which your vote is requested. Please read the full text of the Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference. Your vote is important.

Questions and Answers

Q.	Why are you sending me the Proxy Statement/Prospectus?

A. You are receiving a Proxy Statement/Prospectus because you beneficially owned shares of the Acquired Fund noted in the chart below as of [February 27], 2026, and you have the right to vote on a very important proposal. The Proxy Statement/Prospectus contains information that you should know before voting on the proposal which, if approved and consummated, will result in important changes to your investment.

Q.	What am I being asked to vote upon?

A. You are being asked to approve an Agreement and Plan of Reorganization (the “Agreement”) to effect the reorganization of the Acquired Fund into the Acquiring Fund as indicated in the table below.

Acquired Fund	Acquiring Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund	LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund)

If shareholders of the Acquired Fund approve the Agreement and certain other closing conditions are satisfied or waived, the shares you currently own of the Acquired Fund would be exchanged for the same value of shares of the Acquiring Fund noted in the chart above. We refer to the transaction as a “Reorganization.”

Q.	Why has the Board approved the Reorganization proposal?

A. The Board concluded that the Reorganization is in the best interests of the Acquiring Fund and the Acquired Fund. The Board based its approval on several factors, including that Lincoln Financial Investments Corporation (“LFI”) recommended the Reorganization to the Board of Trustees (the “Board”) and believes that the Reorganization is in the best interests of the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Acquired Fund”) and the LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund) (the “Acquiring Fund” and together with the Acquired Fund, each a “Fund,” and collectively, the “Funds”). The Funds have similar investment objectives in that the Acquiring Fund seeks to provide long-term capital growth through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation, and may invest in debt obligations of companies and governments of any nation, and the Acquired Fund seeks long-term growth of capital. The Funds also have similar, but not identical, investment strategies. The Acquiring Fund recently modified its investment strategy to appoint Loomis, Sayles & Company, L.P. (“Loomis”) as sub-adviser to the Acquiring Fund and to terminate two of the Fund’s sub-advisers, Franklin Advisers, Inc. (“FA”) and Templeton Investment Counsel, LLC (“TIC”). After the changes, the sub-advisers for the Acquiring Fund’s underlying equity portion were Loomis and Franklin Mutual Advisers, LLC (“FMA”). The Acquiring Fund’s managed volatility overlay is managed by Schroder Investment Management North America Inc. (“Schroders”). The Board considered that the Acquiring Fund’s proposed contractual management fee is higher than that of the Acquired Fund and that the Acquiring Fund’s proposed expense ratio is lower than that of the Acquired Fund. The Board further considered that LFI has agreed to reimburse expenses to the Acquiring Fund for at least two years after the closing of the Reorganization so that the Acquiring Fund’s expense ratio will be no higher than that of the Acquired Fund. The Board considered LFI’s belief that Acquired Fund shareholders would have similar investment experiences after the Reorganization. Further information on the Board’s considerations is included under “Board Considerations.”

Q.	What will happen to the existing shares?

A. Immediately after the Reorganization, you indirectly will own shares of the Acquiring Fund that are equal in total net asset value, as of the closing date of the Reorganization, to the shares of the Acquired Fund held as of such time. Therefore, your investment will not lose value as a result of the Reorganization.

Q.	Are there any significant differences between the investment objectives, principal investment strategies, and principal risks of the Acquired Fund and the Acquiring Fund?

A. The Acquired Fund has a similar investment objective and similar, though not identical, principal investment strategies and principal risks to the Acquiring Fund. See “Comparison of Investment Objectives, Policies and Strategies” section below for additional information.

Q.	How do the fees and expenses compare?

A. The annual fund operating expenses of the Acquiring Fund are lower than those of the Acquired Fund. LFI has contractually agreed to reimburse expenses to keep the Acquiring Fund’s expenses at no more than the Acquired Fund’s current expenses for at least two years following the closing date of the Reorganization. Operating expenses for the Acquiring Fund may increase after two years if this waiver is not renewed.

The section entitled “Comparison of Fees and Expenses” of the Proxy Statement/Prospectus compares the fees and expenses of the Funds in detail.

Q.	Will there be any sales load, commission or other transactional fee in connection with the Reorganization?

A. No. Your shares of the Acquired Fund will be exchanged for an equal value of shares of the same class of the Acquiring Fund without the imposition of any sales load, commission or other transactional fee.

Q.	What are the expected federal income tax consequences of the Reorganization?

A. The Funds are held only through tax-deferred insurance products. Therefore, the Acquired Fund and its shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes as a direct result of the Reorganization.

Q.	Has the Board considered the Agreement and the Reorganization, and how does it recommend that I vote?

A. The Board, including the Independent Trustees, has carefully considered the Agreement and the Reorganization and unanimously recommends that you vote “FOR” the Agreement.

Q.	What is the anticipated timing of the Reorganization?

A. The Reorganization is expected to occur on or about June [5], 2026 (the “Closing Date”).

Q.	What will happen if shareholders of the Acquired Fund do not approve the Agreement?

A. If shareholders of the Acquired Fund do not approve the Agreement or if the Reorganization is not completed for any other reason, the Board, on behalf of the Acquired Fund, will consider other possible courses of action, including continuing to operate the Acquired Fund as a stand-alone fund, merging the Acquired Fund into another fund, or liquidating the Acquired Fund.

Q.	Will the Acquired Fund or Acquiring Fund pay the costs of this proxy solicitation or any direct costs in connection with the proposed Reorganization?

A. No. Neither of the Funds will bear these costs. LFI will bear all expenses of the Reorganization, as set forth in the Agreement, including the portfolio brokerage costs associated with repositioning the portfolio, whether or not the Reorganization is consummated. These costs of the Reorganization are estimated to be approximately $119,000. It is anticipated that approximately 55% of the Acquired Fund’s holdings will be sold in advance of the Reorganization and the resulting proceeds will be invested in accordance with Acquiring Fund’s principal investment strategies. The brokerage costs associated with portfolio repositioning for the Reorganization are expected to be approximately $40,000.

Q.	How do I vote my shares?

A. For your convenience, there are several ways you can vote:

•	By telephone (call the toll-free number listed on your proxy card or cards)

•	By Internet (log on to the website listed on your proxy card or cards)

•	By mail (using the enclosed postage prepaid envelope)

•	By attending the virtual shareholder meeting (using the instructions included with this Proxy Statement/Prospectus)

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card(s) for instructions for voting by telephone, Internet or mail.

Q.	How Can I Attend the Special Meeting?

A. If you attend the Meeting in person, you will be required to present a valid form of government-issued photo identification, such as a valid driver’s license or passport, and proof of ownership of Acquired Fund shares as of [February 27], 2026, the Record Date for the Meeting. The [June 3], 2026 in-person Special Meeting will begin promptly at [11:30] a.m. Eastern time. We encourage you to arrive at the Meeting prior to the start time leaving ample time for check in.

Q.	Whom should I call if I have questions?

A. If you need any assistance, or have any questions regarding the Agreement, the Reorganization or how to vote your shares, please call Computershare at 1-800-337-3503.

The information contained in this Joint Proxy Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Proxy Statement/Prospectus is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION,

DATED [MARCH 10, 2026]

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP Multi-Manager Global Equity Managed Volatility Fund

1301 South Harrison Street

Fort Wayne, Indiana 46802

866-436-8717

PROXY STATEMENT/PROSPECTUS

[ ], 2026

Introduction

This proxy statement/prospectus (the “Proxy Statement/Prospectus”) is being furnished to shareholders of the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Acquired Fund”) and to annuity and insurance contract owners (“Contract Owner”) who beneficially own shares of the Acquired Fund. The Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”), of which the Acquired Fund is a series, is soliciting votes for a special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of the Acquired Fund. The Meeting will be held on [June 3], 2026 at [11:30] a.m., Eastern Time, at the offices of the Trust located at 150 North Radnor-Chester Road, Radnor, Pennsylvania 19087.

The purpose of the Meeting is for shareholders of the Acquired Fund to consider and vote upon the following proposal:

1. To approve an Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the LVIP Multi-Manager Global Equity Managed Volatility Fund into the LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund) , also a series of the Trust (the “Acquiring Fund”); and

2. To transact other business that may properly come before the Meeting.

Only shareholders of record who owned shares of the Acquired Fund at the close of business on [February 27], 2026 (the “Record Date”) are entitled to vote at the Meeting and at any adjournments or postponements thereof.

We sometimes refer to the Acquired Fund and the Acquiring Fund collectively as the “Funds” and to a fund individually as a “Fund.” Shares of the Funds are sold directly or indirectly to separate accounts of The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“Lincoln New York”) that support certain variable annuity contracts and variable life insurance policies (the “Accounts”) issued by such insurance companies. (For convenience, contract owners and policy participants are referred to collectively as “Contract Owners”). Contract Owners have the right to instruct Lincoln Life and Lincoln New York, as applicable, as the record owners of shares of the Acquired Fund that are owned in the Accounts, how to vote the shares that are attributable to those Accounts at the Meeting.

This Proxy Statement/Prospectus contains information that shareholders of the Acquired Fund should know before voting on the Agreement that is described herein and sets forth concisely the information about the Acquiring Fund that a prospective investor ought to know before investing in the Acquiring Fund. This Proxy Statement/Prospectus should be retained for future reference. It is both the proxy statement of the Acquired Fund and also a prospectus for the Acquiring Fund. Each Fund is a registered open-end management investment company.

In the Reorganization, the value of the Acquiring Fund shares that you will receive will be the same as the value of the shares of the Acquired Fund that you held immediately prior to the Reorganization. The Reorganization is intended to be a tax-free reorganization for federal income tax purposes, meaning that you should not be required to pay any federal income tax as a direct result of the Reorganization. No sales load, commission, or other transactional fee will be imposed in connection with the Reorganization.

1

The Board has fixed the close of business on [February 27], 2026 as the record date (“Record Date”) for the determination of shareholders entitled to notice of, and to vote at, the Meeting. Each shareholder of the Acquired Fund shall be entitled to one vote for each full share owned, and a fractional vote for each fractional share owned. Shareholders of all classes of the Acquired Fund will vote as a single class on the Agreement. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about [April 15], 2026, to all shareholders entitled to vote at the Meeting.

After careful consideration of the proposed Agreement, the Board has unanimously approved the Agreement. If shareholders of the Acquired Fund do not approve the Agreement, the Board will consider what further action is appropriate.

The following are incorporated by reference into this Proxy Statement/Prospectus and contain additional information about the Funds:

•	The prospectus and statement of additional information for the Acquired Fund, dated May 1, 2025 (File No. 033-70742; Accession No. 0001193125-25-107080);

•	The supplement for the Acquired Fund, dated January 9, 2026 (File No. 033-70742; Accession No. 0001193125-26-008870);

•	The prospectus and statement of additional information for the Acquiring Fund, dated May 1, 2025 (File No. 033-70742; Accession No. 0001193125-25-107080);

•	The Annual Reports to shareholders of the Acquired Fund for the fiscal year ended December 31, 2025 (Accession No. 0001398344-26-004779);

•	The Annual Reports to shareholders of the Acquiring Fund for the fiscal year ended December 31, 2025 (Accession No. 0001398344-26-004775);

•	The Semi-Annual Reports to shareholders of the Acquired Fund for the six months ended June 30, 2025 (Accession No. 0001398344-25-017125); and,

•	The Semi-Annual Reports to shareholders of the Acquiring Fund for the six months ended June 30, 2025 (Accession No. 0001398344-25-017117).

The above documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the Acquired Fund and the Acquiring Fund and supplements thereto are incorporated herein by reference and are legally deemed to be part of this Proxy Statement/Prospectus. The Statement of Additional Information to this Proxy Statement/Prospectus (“SAI”), dated the same date as this Proxy Statement/Prospectus, is incorporated by reference, is deemed to be part of this Proxy Statement/Prospectus, and is available upon oral or written request from the Trust, at the address and toll-free telephone number noted below. The Funds’ prospectuses, statements of additional information, most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and most recent Semi-Annual Report to Shareholders are available on the Funds’ website at http://www.lincolnfinancial.com/lvip.

Copies of all of these documents are available upon request without charge by visiting, writing to, or calling Lincoln Variable Insurance Products Trust, 1301 South Harrison Street, Fort Wayne, IN 46802, (800) 454-6265.

You also may view or obtain these documents from the SEC’s website at www.sec.gov.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

2

SUMMARY

OVERVIEW

On December 8-9, 2025, the Board, on behalf of the Acquiring Fund and the Acquired Fund, unanimously voted to approve the Agreement subject to approval by shareholders of the Acquired Fund and other closing conditions.

In the Reorganization, the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund. The Acquiring Fund will then issue shares to the Acquired Fund, which will distribute such shares pro rata to shareholders of the Acquired Fund. Any shares you beneficially own of the Acquired Fund at the time of the Reorganization will be cancelled and you will receive shares, in the same share class, of the Acquiring Fund having a value equal to the net asset value of your shares of the Acquired Fund. No gain or loss for federal income tax purposes is expected to be recognized by any shareholder of the Acquired Fund as a direct result of the Reorganization, as discussed below under “Federal Income Tax Consequences.” If the Agreement is approved by shareholders and certain other conditions are met, the Reorganization is expected to occur on or about June [5], 2026.

We recommend that you read the enclosed Proxy Statement/Prospectus. In addition to the detailed information in the Proxy Statement/Prospectus, the following discussion provides an overview of key information about the Reorganization.

Reasons for the Reorganization

The proposed Reorganization is part of the continuing effort of Lincoln Financial Investments Corporation (“LFI” or the “Adviser”), the Funds’ investment adviser, to reduce redundancy and maintain a streamlined Fund lineup that includes investment strategies with solid performance, the potential to garner significant assets, and reasonable fees. The Funds’ have similar equity strategies that use managed volatility overlays and behave similarly. The Acquiring Fund has greater prospects for distribution and consequent economies of scale. In addition, LFI intends to streamline the LVIP fund lineup by reducing duplication with respect to its managed volatility offerings. The Funds have similar investment objectives. The Acquiring Fund seeks to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation. Any income realized will be incidental. The Acquired Fund also seeks long-term growth of capital. The Funds have similar, though not identical, investment strategies and risks (as described below under “Comparison of Investment Objectives, Policies and Strategies”), which would allow shareholders of the Acquired Fund to have a reasonably similar investment experience after the Reorganizations. The Acquiring Fund recently modified its investment strategy to appoint Loomis, Sayles & Company, L.P. (“Loomis”) as sub-adviser to the Acquiring Fund and to terminate two of the Fund’s sub-advisers, Franklin Advisers, Inc. (“FA”) and Templeton Investment Counsel, LLC (“TIC”). After the changes, the sub-advisers for the Acquiring Fund’s underlying equity portion were Loomis and Franklin Mutual Advisers, LLC (“FMA”). The Acquiring Fund’s managed volatility overlay is managed by Schroder Investment Management North America Inc. (“Schroders”). The Acquiring Fund expense ratio and 12b-1 fee for its Service Class are each lower than that of the Acquired Fund (as described below under “Comparative Fee and Expense Tables”). LFI has contractually agreed to reimburse expenses to keep the Acquiring Fund’s expenses at no more than the Acquired Fund’s current level for at least two years following the closing date of the Reorganization. Operating expenses for the Acquiring Fund may increase after two years if this waiver is not renewed. LFI believes that Acquired Fund investors will have reasonably similar investment experiences, at a lower cost, after the Reorganization. Management believes that the Acquiring Fund will meet the investment expectations of investors in the Acquired Fund.

LFI considered other options for action, including liquidating the Acquired Fund or restructuring it. Liquidating the Acquired Fund is less desirable because the Acquiring Fund is a suitable investment option for Acquired Fund investors, while a liquidation would force Acquired Fund investors to transfer to a money market fund and to be uninvested while they choose another suitable investment. Restructuring the Acquired Fund is not as useful an option for Acquired Fund investors because no viable restructuring of the Acquired Fund would address the Fund’s redundancy in strategy within the LVIP Fund lineup. In contrast, the Reorganization allows investors to continue investing in an equity fund with a managed volatility overlay.

Comparison of Investment Objectives, Policies and Strategies

As shown in the section entitled “Comparison of Investment Objectives, Policies and Strategies” in this Proxy Statement/Prospectus, the Acquiring Fund has an investment objective which is similar to that of the Acquired Fund. The Funds have the same fundamental investment policies and restrictions. A description of such policies and restrictions can be found in the section of the Funds’ statements of additional information entitled “Fundamental Investment Restrictions.”

The Acquiring Fund has similar, though not identical, principal investment strategies to the Acquired Fund. Please see the section entitled “Comparison of Investment Objectives, Policies and Strategies” in this Proxy Statement/Prospectus for a comparison of the principal investment strategies of the Funds and a description of the differences in the principal investment strategies between the Acquired Fund and the Acquiring Fund.

Comparison of Principal Risks

Because the Acquiring Fund has a similar investment objective, principal investment strategies and principal risks to the Acquired Fund, the Reorganization should not materially change the risk/return profile for Acquired Fund shareholders.

The section entitled “Comparison of Principal Risks” in this Proxy Statement/Prospectus shows a comparison of these risks and highlights any material differences. In addition, the prospectus of the Acquiring Fund contains a discussion of its risks. For more information on the risks associated with the Acquiring Fund, see the “Additional Investment Strategies and Risks” section of the Acquiring Fund’s statement of additional information. The cover page of this Proxy Statement/Prospectus describes how you can obtain a copy of each Fund’s statement of additional information.

The full list of the Acquired Fund’s and the Acquiring Fund’s investment restrictions may be found in each Fund’s respective statement of additional information. See the cover page of this Proxy Statement/Prospectus for a description of how you can obtain a copy of the Acquired Fund’s and Acquiring Fund’s statement of additional information.

Comparison of Fees and Expenses

The following table compares the shareholder fees and annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of the Funds with the shareholder fees and pro forma expense ratios of the Acquiring Fund. Pro forma expense ratios of the Acquiring Fund show the expected effect of the Reorganization on the Acquiring Fund, but actual expenses may be greater or less than those shown. The table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

The Acquiring Fund will implement expense limitations for two years from the closing date of the Reorganization as necessary to ensure that the total expense ratio for the Acquiring Fund, excluding interest, taxes, brokerage commissions, underlying fund fees and expenses (“AFFE”), extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Fund’s business, does not exceed 0.70% of the Fund’s average daily net assets for the Standard Class or 0.95% of the Fund’s average daily net assets for the Service Class. If the current expense limitation is not renewed upon the end of the two years after the closing date of the Reorganization, the expense ratio of the Acquiring Fund after two years from the closing date of the Reorganization may be higher than the expenses shown below.

	Acquired Fund	Acquiring Fund
	LVIP Multi-Manager Global Equity Managed Volatility Fund	LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund)	LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund) Pro Forma Combined
Standard Class
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.20%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses1	0.15%	0.08%	0.08%
Acquired Fund Fees and Expenses (AFFE)[2]	0.58%	0.00%	0.00%

Total Annual Fund Operating Expenses[3]	0.93%	0.73%	0.73%
Less Fee Waiver and Expense Reimbursement	(0.14%)[4]	(0.03%)[5]	(0.03%)[5]

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.79%	0.70%	0.70%

Service Class
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.20%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.35%	0.25%	0.25%
Other Expenses1	0.15%	0.08%	0.08%
Acquired Fund Fees and Expenses (AFFE)2	0.58%	0.00%	0.00%
Total Annual Fund Operating Expenses (including AFFE)3	1.28%	0.98%	0.98%
Less Fee Waiver and Expense Reimbursement	(0.14%)[4]	(0.03%)[5]	(0.03%)[5,6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.14%	0.95%	0.95%

1.

Fees and expenses for the Acquired and Acquiring Fund are based on those incurred by it for the fiscal year ended September 30, 2025. The pro forma fees and expenses of the Acquiring Fund are estimates, calculated as if the Reorganization were in effect for the fiscal year ended September 30, 2025.

2.	AFFE is estimated based on amounts for the current fiscal year.
[3]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include AFFE.

4.

Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.21% of the Fund’s average daily net assets for the Standard Class (and 0.56% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

5.

The Adviser has contractually agreed to waive the following portion of its advisory fee: 0.03% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

6.

The Adviser has contractually agreed to reimburse the Acquiring Fund to the extent that the Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, underlying fund fees and expenses AFFE, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Fund’s business) exceed 0.70% of the Fund’s average daily net assets for the Standard Class and 0.95% of the Fund’s average daily net assets for the Service Class. Any reimbursements made by LFI are subject to recoupment from the Acquiring Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Acquiring Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least two years from the closing of the Reorganization and cannot be terminated before that date without the mutual agreement of the Acquired Fund’s Board of Trustees and the Adviser.

Expense Examples

The Examples are intended to help you compare the costs of investing in different classes of the Acquired Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization are also provided. All costs are based upon the information set forth in the tables above.

The Examples assume that you invest $10,000 for the time periods indicated and show the expenses that you would have paid if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.

Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the first year only for the Acquired Fund, and the first two years for the Acquiring Fund, as LFI has contractually agreed to reimburse expenses through two years from the closing date of the Reorganization. Accordingly, the expense reimbursements applicable to the Acquiring Fund are not reflected in years three through ten of the table. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any), applicable at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. The results apply whether or not you redeem your investment at the end of the given period. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	1 year			3 years			5 years			10 years
LVIP Multi-Manager Global Equity Managed Volatility Fund
Standard Class	$	[81	]	$	[282	]	$	[501	]	$	[1,130	]
Service Class	$	[116	]	$	[392	]	$	[689	]	$	[1,533	]
LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund)
Standard Class	$	[72	]	$	[230	]	$	[403	]	$	[904	]
Service Class	$	[97	]	$	[309	]	$	[539	]	$	[1,199	]
LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund) (Pro Forma Combined)
Standard Class	$	[72	]	$	[227	]	$	[400	]	$	[901	]
Service Class	$	[97	]	$	[306	]	$	[536	]	$	[1,196	]

The examples are not a representation of past or future expenses. The Funds’ actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent a Fund’s projected or actual performance.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Agreement, see the section entitled “BOARD CONSIDERATIONS” in this Proxy Statement/Prospectus.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect a Fund’s performance. During the fiscal year ended December 31, 2025, the portfolio turnover rate for the Acquired Fund was 20%. The portfolio turnover rate for the Acquiring Fund was 36%.

BOARD CONSIDERATIONS

On December 8-9, 2025, the Board of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider the proposed Reorganization of the Acquired Fund into the Acquiring Fund. The Board reviewed and evaluated such information as it deemed necessary to consider the Reorganization, including the information presented by LFI. The Independent Trustees were assisted in their review of the information by independent legal counsel. In determining whether to approve the Reorganization, the Board made inquiry into and considered, among others, the following factors, in no order of priority:

1.

the investment objective and principal investment strategies of the Acquiring Fund that would allow shareholders of the Acquired Fund to have a reasonably similar investment experience, at a lower cost, after the Reorganization;

2.	the Acquiring Fund’s current net advisory fee rate and proposed net advisory fee rate post-Reorganization;

3.	the Acquiring Fund’s current net annual operating expense ratio and expected net annual operating expense ratio post-Reorganization;

4.	LFI’s agreement to cap the Acquiring Fund’s expenses for at least two years following the closing of the Reorganization;

5.	the comparative investment performance of the Funds;

6.	the reasonable prospects for garnering additional assets for the Acquiring Fund to achieve economies of scale post-Reorganization;

7.	the absence of any material differences in the rights of shareholders of the Funds;

8.	any direct or indirect benefits expected to be derived by LFI and its affiliates from the Reorganization;

9.	the expected tax-free nature of the Reorganization to contract holders;

10.	the estimated legal, proxy, and portfolio transitioning costs in connection with the Reorganization and LFI’s representation that it will pay the costs of the Reorganization;

11.	LFI’s representation that the Reorganization will not result in any dilution of the shareholders of the Acquired Fund or the Acquiring Fund;

12.	the terms and conditions of the Agreement and Plan of Reorganization;

13.	possible alternatives to the Reorganization, including liquidating or restructuring the Acquired Fund; and

14.	the impact of the implementation of the proposed sub-adviser change for the Acquiring Fund also considered by the Board at the December meeting on the closing of the Reorganization.

At the meeting, the Board, including a majority of the Independent Trustees, approved the Reorganization after carefully considering the above factors and concluding that participation in the Reorganization is in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.

OTHER IMPORTANT INFORMATION ABOUT THE REORGANIZATION

Comparison of Investment Objectives, Policies and Strategies

The Funds have similar investment objectives. The Acquiring Fund seeks to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation. Any income realized will be incidental. The Acquired Fund also seeks long-term growth of capital.

The Funds have similar investment strategies. The Funds’ have similar equity strategies that use managed volatility overlays. The Acquired Fund is a fund of funds that invests substantially all of its assets in underlying mutual funds. The Acquired Fund indirectly invests at least 80% of its assets in the equity securities of U.S. and non-U.S. companies. The Acquired Fund uses a managed volatility overlay in the portfolio, which is managed by Schroders, in order to manage overall portfolio volatility. The Acquiring Fund is also a global equity fund which primarily invests equity securities issued by companies of any nation, including countries in emerging markets. The Acquiring Fund will be sub-advised by FMA and Loomis and also uses a managed volatility overlay in the portfolio, which is managed by Schroders.

The following table compares the investment objectives and the principal investment strategies of the Funds. The Board may change the investment objective of a Fund without a vote of that Fund’s shareholders. For more detailed information about each Fund’s investment strategies and risks, see each Fund’s prospectus.

	Acquired Fund	Acquiring Fund
	LVIP Multi-Manager Global Equity Managed Volatility Fund	LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund)
Investment Objective	The investment objective of the Fund is to seek long-term growth of capital. This objective is non-fundamental and may be changed without shareholder approval.

The investment objective of the Fund is to seek to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation. Any income realized will be incidental.

This objective is non-fundamental and may be changed without shareholder approval.

Principal Investment Strategies

The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds (the “Underlying Funds”) which, in turn, invest at least 80% of their assets in equity securities of U.S. and non-U.S. companies. The Underlying Funds invest in a broad and diverse group of global stocks of companies from both developed and developing markets, including the U.S. The Underlying Funds include funds advised by the Adviser. The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the portfolio supplements the Fund’s main investment portfolio.

The Adviser develops the Fund’s asset allocation strategy based on the Fund’s investment strategy. Through its investment in Underlying Funds, the Fund allocates assets across a broad and diverse range of U.S. and foreign equity securities with growth and value styles, including large-cap, mid-cap, small-cap and emerging market stocks. The Fund may also allocate a smaller percentage of assets to Underlying Funds that invest in real estate securities (principally, readily marketable equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property). The Underlying Funds may include index funds.

Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income outside of the U.S. or determined to be a foreign equity security in accordance with factors deemed appropriate by the adviser to the Underlying Funds. Foreign equity securities may trade on U.S. or foreign markets. An emerging market country is generally considered to be one that is in the initial stages of its industrialization cycle and has a lower per capita gross national product.The Fund invests in Underlying Funds which hold foreign equity securities of companies in developing and less developed foreign countries (“emerging markets”). The Fund, through Underlying Funds, may invest a large

The Fund pursues its objective through investing primarily in equity securities, including common stocks and depositary receipts. Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion supplements the Fund’s main investment portfolio.

Lincoln Financial Investments Corporation (the “Adviser”) serves as the Fund’s investment adviser. Loomis, Sayles & Company, L.P. (“Loomis”) and Franklin Mutual Advisers, LLC (“FMA”) serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Adviser allocates to such sub-adviser. The Adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to Loomis and approximately 50% of the portion of the Fund’s assets not subject to the overlay to FMA. Such allocations are subject to change at the discretion of the Adviser.

The Fund, under normal circumstances, invests at least 80% of its assets in equity securities issued by companies of any nation, including countries in emerging markets. Investments are primarily made in common stocks and may include those of companies of any size. The Fund’s investments will generally be selected from among many different industries. As a general matter, the Fund will invest in a minimum of five different foreign countries.Loomis employs a growth style of equity management, seeking to invest in companies with sustainable competitive advantages as compared to other companies, long-term structural growth drivers that may lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders.

Loomis also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e., companies with share prices trading significantly below what the portfolio manager believes the share price should be). The Fund will consider selling a security when Loomis believes an unfavorable structural change percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Fund normally maintains investment exposure to at least three countries outside of the U.S. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Also, the Underlying Funds may lend their portfolio securities to generate additional income.

On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds to or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio. The Underlying Fund allocation is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.

The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports, Form N-CSR and quarterly holdings disclosures.

Managed Volatility Strategy. Schroder Investment Management North America Inc.

occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which Loomis deems appropriate. The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933. Under normal market conditions, Loomis does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

FMA employs a research-driven, fundamental value strategy for the Fund. FMA invests primarily in undervalued securities (securities trading at a discount to fundamental value), including convertible securities. Investments are generally selected based on FMA’s own analysis of the security’s fundamental value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. FMA examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

Comparison of Principal Risks

The table below compares the principal risks of investing in each Fund, and the discussion below the table provides additional information on the risks that apply to the Acquiring Fund. In addition, the prospectus of the Acquiring Fund contains a discussion of its risks.

The principal risks associated with the Funds are similar, however, there are some differences. Notably, the following are risk that are present in the Acquiring Fund but not in the Acquired Fund: Active Management Risk, Income Stocks Risk, Convertible Securities Risk, Large Position Risk, ESG Integration Risk, and Rule 144A Securities Risk. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s statement of additional information. The cover page of this Proxy Statement/Prospectus describes how you can obtain a copy of the statements of additional information.

Principal Risks	LVIP Multi-Manager Global Equity Managed Volatility Fund (Acquired Fund)	LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund) (Acquiring Fund)
Market Risk	✓	✓
Stock/Equity Investing Risk	✓	✓
Fund of Funds Risk	✓
Investments in Affiliated Funds Risk	✓
Issuer Risk	✓	✓
Asset Allocation Risk	✓
Passive Management Risk	✓
Active Management Risk		✓
Value Stocks Risk	✓	✓
Growth Stocks Risk	✓	✓
Income Stocks Risk		✓
Convertible Securities Risk		✓
Regional Risk	✓	✓
Foreign Investments Risk	✓	✓
Emerging Markets Risk	✓	✓
Foreign Currency Risk	✓	✓
Depositary Receipts Risk	✓	✓
Real Estate and Real Estate Investment Trust (REIT) Risk	✓
Securities Lending Risk	✓
Derivatives Risk	✓	✓
Large Position Risk		✓

Principal Risks	LVIP Multi-Manager Global Equity Managed Volatility Fund (Acquired Fund)	LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund) (Acquiring Fund)
Leverage Risk	✓	✓
Futures Risk	✓	✓
Small-and Medium-Cap Company Risk	✓	✓
Managed Volatility Strategy Risk	✓	✓
Hedging Risk	✓	✓
ESG Integration Risk		✓
Rule 144A Securities Risk		✓
Liquidity Risk	✓	✓

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following is a description of the principal risks for the Acquiring Fund:

•	Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.

•

Stock/Equity Investing Risk. Equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.

•	Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.

•

Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.

•

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.

•

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.

•

Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.

•

Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•	Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.

•

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.

•

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

•

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

•

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

•

Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.

•

Large Position Risk. Holding relatively large positions in companies may result in holding a significant part of a company’s total outstanding stock. Accordingly, sales of the stock, by the fund or others, could adversely affect the stock’s price, leading to greater volatility for the investment.

•

Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested. The use of leverage may also increase the Fund’s duration and sensitivity to interest rate environments.

•

Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.

•

Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

•

Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.

•

Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

•

ESG Integration Risk. The investment process for the Fund may incorporate a wide range of considerations, which may include certain environmental, social and governance (“ESG”) factors. While the integration of ESG factors into the investment process has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for every investment decision. There is no guarantee that the integration of ESG factors will result in better performance.

•

Rule 144A Securities Risk. Securities sold pursuant to Rule 144A under the Securities Act of 1933 are commonly known as “144A securities” and only may be resold under certain circumstances to other institutional buyers. As a result of the resale restrictions on 144A securities, there is a greater risk that they will be less liquid than SEC-registered securities.

•	Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments

Comparison of Investment Advisers and Sub-Advisers

The below table compares the investment advisers, sub-adviser and portfolio managers of the Acquired Fund and the Acquiring Fund. Lincoln Financial Investments Corporation, the Investment Adviser for the Funds, will continue to serve as Adviser to the Acquiring Fund after the Reorganization.

	LVIP Multi-Manager Global Equity Managed Volatility Fund (Acquired Fund)	LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund) (Acquiring Fund)
Investment Adviser	Lincoln Financial Investments Corporation	Lincoln Financial Investments Corporation

Sub-Adviser	Schroder Investment Management North America Inc.	Loomis, Sayles & Company, L.P. Franklin Mutual Advisers, LLC Schroder Investment Management North America Inc

Portfolio Manager(s)	LFI Michael Hoppe, CFA, CFP; has managed the Acquired Fund since 2018. Alex Zeng, Ph.D., CFA, CAIA; has managed the Acquired Fund since 2016.	LFI Michael Hoppe, CFA, CFP; has managed the Acquiring Fund since 2018. Alex Zeng, Ph.D., CFA, CAIA; has managed the Acquiring Fund since 2016.
Loomis Aziz V. Hamzaogullari, CFA; has managed the Acquiring Fund since 2026.
	Schroders Marcus Durell; has managed the Acquired Fund since 2020. Mallory Timmermans; has managed the Acquired Fund since 2024.	FMA Christian Correa, CFA; has managed the Acquiring Fund since 2018. Timothy Rankin, CFA; has managed the Acquiring Fund since 2016.
Schroders Marcus Durell; has managed the Acquired Fund since 2020. Mallory Timmermans; has managed the Acquired Fund since 2024.

The Adviser

LFI is the investment adviser to the Funds. Pursuant to an investment management agreement, LFI manages the portfolio investments for each series of the Trust and reports to the Board of Trustees. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation, a publicly-held insurance holding company organized under Indiana law which, through its subsidiaries, provides insurance and financial services nationwide. As of December 31, 2025, LFI had approximately $121.1 billion in assets under management.

The Acquiring Fund employs a “manager of managers” structure, which means that LFI may delegate the management of some or all of the Acquiring Fund’s investment portfolio to one or more sub-advisers. To use this structure, the Trust has received an exemptive order from the SEC (Release Nos. 29170 and 29197) to permit the Acquiring Fund’s investment adviser – with the Board’s approval – to enter into and amend a sub-advisory agreement for the Acquiring Fund without shareholder approval, subject to certain conditions. In addition, the Acquiring Fund’s investment adviser is not permitted to hire affiliated sub-advisers without shareholder approval. The sub-advisers are paid by LFI from its management fee.

A description of the Acquiring Fund’s portfolio managers is shown below. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

The Acquiring Fund’s Sub-Advisers

Loomis is located at One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $431.4 billion in assets under management as of December 31, 2025.

Aziz V. Hamzaogullari, CFA, is the Chief Investment Officer and Founder of the Growth Equity Strategies Team at Loomis Sayles and portfolio manager of the Loomis Sayles Large Cap Growth, Global Growth, All Cap Growth and International Growth strategies, including the Loomis Sayles Growth, Global Growth and International Growth mutual funds and products outside the U.S. Mr. Hamzaogullari is also a member of Loomis Sayles’ Board of Directors. Mr. Hamzaogullari joined Loomis Sayles in 2010 from Evergreen Investments where he was a senior portfolio manager and managing director. Mr. Hamzaogullari received a B.S. from Bilkent University in Turkey and an M.B.A. from George Washington University. He has 32 years of investment industry experience. Mr. Hamzaogullari holds the designation of Chartered FinancialAnalyst® (CFA) and is a member of CFA Society Boston. FMA, 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is a sub-adviser to the Fund. FMA is a wholly owned subsidiary of Franklin Resources, Inc. Together, the Franklin organization and its affiliates manage, as of December 31, 2025, over $1.68 trillion in assets, and have been in the investment management business since 1947.

Christian Correa, CFA, is President and Chief Investment Officer for Franklin Mutual Series. Mr. Correa is portfolio manager on the Franklin Mutual Shares and Franklin Mutual Global Discovery. He previously served as Director of Research for Franklin Mutual Series from 2010 to 2020. Prior to joining Franklin Mutual Series in 2003, he covered merger arbitrage and special situations at Lehman Brothers Holdings Inc. Mr. Correa began his career writing software for SPL WorldGroup (later acquired by Oracle). Mr. Correa earned a B.A. in philosophy, politics and economics from Claremont McKenna College, an M.A. in economics from Northwestern University and is a graduate of Harvard Law School. Mr. Correa is a Chartered Financial Analyst (CFA) charterholder.

Timothy M. Rankin, CFA, is a Portfolio Manager and Research Analyst Franklin Mutual Series. He is a Portfolio Manager for the Franklin Mutual Global Discovery, International, and European strategies and has global research responsibilities for the energy and chemicals industries. Mr. Rankin also serves as the investment team’s dedicated Head of Sustainability & Stewardship, a role focused on ensuring effective integration of ESG into the team’s fundamental, bottom-up analysis to provide a more comprehensive view of the potential risks and rewards of an investment. Mr. Rankin previously worked at Franklin Mutual Series from 1997 through 2004, and he rejoined the investment group in 2010. Prior to rejoining Franklin Mutual Series, he was managing director of Blue Harbour Group, LLC, a private investment firm focused on small- and mid-cap North American companies. Prior to his original employment with Franklin Mutual Series, Mr. Rankin was an equity analyst at Glickenhaus & Co. He has over 25 years of experience in the investment management industry, beginning in 1992. Mr. Rankin earned a B.A. in urban studies and economics from Columbia University, is a Chartered Financial Analyst (CFA) charterholder, and is a Fundamentals of Sustainability Accounting (FSA) Credential Holder.

Schroders, located at 7 Bryant Park, New York, NY 10018, is a wholly owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately $1,107 trillion as of December 31, 2025.

Marcus Durell, is Head of Portfolio Management within RMI at SIMNA. Mr. Durell joined SIMNA in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients. Mr. Durell holds a B.A., with honors, in Commerce from The University of Newcastle, Australia and also holds a diploma in Insurance from Deakin University.

Mallory Timmermans, CFA, is Head of RMI Portfolio Management at SIMNA. Ms. Timmermans joined SIMNA in 2012, and her team is responsible for the delivery of custom growth solutions globally. Now based in London, from 2018 to 2020, she worked in the New York office within her role as a Portfolio Manager. Ms. Timmermans holds a MSc in Risk & Stochastics from London School of Economics, and also holds a BSc in Statistics with Economics minor form University of Waterloo, Canada. She is a CFA charterholder.

Management and Administrative Fees

For its management services to the Acquiring Fund, LFI is entitled to an advisory fee (as a percentage of average daily net assets) of 0.65% of assets under management per annum.

Lincoln Life serves as the Administrator of the Trust. The Funds are all subject to the same administration fees. The administrative services provided to the Trust by Lincoln Life include, among others, coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. As Administrator, Lincoln Life also provides contractholder services, such as responding to operational inquiries from contractholders about accounts and the Funds; processing purchase and redemption orders with the Funds’ transfer agent; providing contractholders with automatic investment services; providing periodic account information to contractholders; interfacing between the Funds’ transfer agent and contractholder activity systems; providing subaccounting with respect to Fund shares; and forwarding communications from the Funds to contractholders. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services, and pays a fee to Lincoln Life for contractholder services.

Expense Limitation Agreement

LFI has entered into an expense limitation agreement with the Trust which will continue at least through April 30, 2027. Pursuant to that agreement, LFI has generally agreed in respect of certain Funds that, to the extent that the ordinary operating expenses incurred by such a Fund in any fiscal year, including without limitation the advisory fee payable to LFI and amounts payable pursuant to the Trust’s distribution and service plan adopted pursuant to Rule 12b-1 (as described in greater detail below under “Description of the Securities to be Issued”), but excluding interest, taxes, brokerage commissions, underlying fund fees and expenses or “AFFE”, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Fund’s business, exceed a stated operating expense limit (expressed as a percentage of the average daily net assets of such Fund), such excess amount shall be the liability of LFI.

With respect to the Acquiring Fund, effective June 1, 2026, LFI has contractually agreed to limit the Fund’s expenses to 0.70% of the Fund’s average daily net assets for the Standard Class and 0.95% of the Fund’s average daily net assets for the Service Class. LFI has contractually agreed to reimburse the expenses of the Acquiring Fund for two years following the Reorganization to the extent required to maintain the net expense ratios shown in the fee and expense table above.

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of choosing to invest in each Fund. The information shows how each Fund’s investment results have varied from year to year and how the average annual total returns of each Fund’s share classes through December 31, 2025 compare with those of a broad measure of market performance. Past performance is not an indication of future performance.

The bar chart shows performance of the Acquiring Fund and Acquired Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Acquiring Fund: LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton

Global Equity Managed Volatility Fund)

Standard Class Performance as of December 31, 2025

Average Annual Total Returns for periods ended 12/31/25

During the periods shown in the above chart, the Acquiring Fund’s highest return for a quarter occurred in the fourth quarter of 2020 at 14.86%. The Acquiring Fund’s lowest return for a quarter occurred in the first quarter of 2020 at (13.05)%.

	1 year	5 years	10 years
LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund) – Standard Class	13.51%	9.09%	8.29%
LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund) – Service Class	13.22%	8.82%	8.02%
Morningstar Developed Markets Index1 (reflects no deductions for fees, expenses or taxes)	21.18%	11.52%	11.79%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	21.09%	12.15%	12.17%

Acquired Fund: LVIP Multi-Manager Global Equity Managed Volatility Fund –

Standard Class Performance as of December 31, 2025

Average Annual Total Returns for periods ended 12/31/25

During the periods shown in the above chart, the Acquired Fund’s highest return for a quarter occurred in the fourth quarter of 2020 at 15.98%. The Acquired Fund’s lowest return for a quarter occurred in the first quarter of 2020 at (16.86)%.

	1 year	5 years	10 years
LVIP Multi-Manager Global Equity Managed Volatility Fund – Standard Class	15.81%	10.15%	10.15%
LVIP Multi-Manager Global Equity Managed Volatility Fund – Service Class	15.40%	9.77%	9.77%
Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%
S&P 500 ® Index (reflects no deductions for fees, expenses or taxes)	17.88%	14.42%	14.82%
LVIP Multi-Manager Global Equity Composite[1] (reflects no deductions for fees, expenses or taxes)	22.27%	11.87%	12.36%

[1]

The LVIP Multi-Manager Global Equity Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 60% S&P 500® Index, 28% MSCI EAFE® NR Index, 6% MSCI Emerging Market NR Index, and 6% Russell 2000® Index. The LVIP Multi-Manager Global Equity Composite shows how the Fund’s performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the LVIP Multi-Manager Global Equity Composite does not reflect the impact of the managed volatility strategy used by the Fund. Such strategy would impact the returns shown.

The Acquiring Fund will be the accounting survivor of the Reorganization. The surviving fund will have the portfolio manager, portfolio composition, investment objectives, expense structure, and investment policies and limitations of the Acquiring Fund. The Acquiring Fund has substantially more assets than the Acquired Fund.

Share Classes and Distribution Arrangements

The Funds each offer two classes of shares: Standard Class and Service Class. The Standard and Service Class shares are identical except that Service Class shares are subject to a distribution (Rule 12b-1) fee (as disclosed in the “Comparison of Fees and Expenses” table and described above in “Description of the Securities to Be Issued”), which has been adopted pursuant to a distribution and service plan (the “Plan”). Each Fund offers shares to insurance companies for allocation to certain of their Accounts. Each Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of its Service Class, for activities primarily intended to sell Service Class shares or Accounts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by a Fund’s Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan’s terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.

LFI and its affiliates, including LFD, and/or a Fund’s sub-advisers, if any, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund’s net asset value, or the price of its shares, as such payments are not made from Fund assets. For more information, please see the SAI.

Payments to Broker-Dealers and other Financial Intermediaries

Shares of the Funds are available only through the purchase of Accounts issued by certain life insurance companies. Parties related to a Fund (such as a Fund’s principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include a Fund as an investment option in its Accounts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of Accounts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend Accounts that offer Fund shares. The prospectus or other disclosure documents for the Accounts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary’s website for more information.

Pricing of Fund Shares

Each Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). A Fund’s NAV is the value of a single Fund share. Each Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding. An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, a Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.

Fund Assets Other Than Underlying Funds. Each Fund typically values its assets based on “market price.” Market price is typically an equity security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”

In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance. Each fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If a Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third party vendor modeling tools to the extent available.

Underlying Fund Assets. If a Fund invests in one or more mutual funds (each an “underlying fund”), the Fund values underlying fund shares at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and Statement of Additional Information.

Buying and Selling Shares

The Funds’ distribution, purchase, and redemption procedures and exchange rights are identical. Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by Lincoln Life and Lincoln New York, and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding each Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Trust.

A Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost. A Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, a Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV, is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.

A Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.

Market Timing

Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect a Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of a Fund’s portfolio, and increase a Fund’s brokerage and administrative costs. As a result, the Funds strongly discourage such trading activity. To protect the Funds and their shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.

Investors may seek to exploit delays between a change in the value of a Fund’s portfolio holdings, and the time when that change is reflected in the NAV of the Fund’s shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. Each Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of a Fund’s portfolio securities.

Each Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Each Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of a Fund or LFI, the transaction may adversely affect a Fund or its shareholders.

Each Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.

Each Fund also may rely on frequent trading policies established by such insurance companies. If a Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that a Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Distribution Policy and Federal Tax Consequences

The Funds have identical distribution policies and federal income tax considerations. Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year a Fund earns income or gains. Each Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.

Distributions a Fund makes to its shareholders ordinarily do not cause owners of the underlying Accounts to recognize income or gain for federal income tax purposes at the time of distribution. Contract owners are generally taxed only on the amounts they withdraw from their Accounts. See the prospectus for your variable contract for further federal income tax information.

The Reorganization is conditioned upon, among other things, the receipt of an opinion of counsel to the effect that the Reorganization will not be a taxable event to contractholders.

Comparison of Business Structures, Shareholder Rights, and Applicable Law

Each Fund is a series of the Trust, a Delaware statutory trust. The Trust is an open-end management investment company. The Trust’s Board is responsible for the overall management of the Trust and each of its series (the “funds”). The Trust issues shares of beneficial interest that are currently divided among 110 distinct funds, each with its own investment strategy and risk/reward profile.

The operations of each Fund are governed by the Trust’s Agreement and Declaration of Trust and By-Laws, each as amended. The operations of each Fund are also governed by applicable Delaware law and are subject to the provisions of the 1940 Act and the roles and regulations of the SEC thereunder.

Fiscal Year

The Acquiring Fund has the same fiscal year as the Acquired Fund: December 31.

Description of the Securities to be Issued

The shareholders of the Acquired Fund will receive shares of the Acquiring Fund in accordance with the procedures provided for in the Agreement and Plan of Reorganization. Each such share will be validly issued, fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Acquiring Fund is a series of the Trust. The Trust may issue an unlimited number of authorized shares of beneficial interest, with no par value. The Declaration of Trust authorizes the Board to issue shares in different series and classes. In addition, the Declaration of Trust authorizes the Board to create new series and to name the rights and preferences of the shareholders of each series. The Board does not need additional shareholder action to divide the shares into separate series or classes or to name the shareholders’ rights and preferences.

The Trust currently offers Standard Class and Service Class shares of the Funds. The Trust has adopted, in the manner prescribed under Rule 12b-1 under the 1940 Act, a plan of distribution pertaining to the Service Class shares of the Acquiring Fund. Pursuant to this plan, the Acquiring Fund pays its principal underwriter, Lincoln Financial Distributors, Inc., out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or Accounts offering Service Class shares. The maximum distribution and/or service (12b-1) fee for the Acquiring Fund’s Service Class shares is equal to an annual rate of 0.35% of the average daily net assets attributable to such share class. As with the 12b-1 fees paid by Service Class shares of the Acquired Fund, these distribution/service fees are paid out of the Acquiring Fund’s Service Class assets on an ongoing basis, and over time these fees will increase your cost of investing and may cost more than paying other types of charges.

Security Ownership of Certain Beneficial Owners

[Because the Funds are available as investments for Accounts offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with voting instructions received by owners of the Accounts.

For the Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1301 South Harrison Street, Fort Wayne, IN 46802; and (2) Lincoln New York, a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802.

As of the Record Date, [there were no beneficial owners of the Acquired Fund that held 5% or more of a Fund’s outstanding shares, except for the insurance company shareholders. Any fund of funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the fund of funds.]

Potential Benefits of the Reorganization to LFI and its Affiliates

LFI may realize benefits in connection with the Reorganization. For example, the profitability from the fees payable to LFI and its affiliates in connection with the Acquiring Fund may be higher than the profits derived from the fees paid by the Acquired Fund. This could have a positive impact on Lincoln Life’s profitability and/or financial position.

CAPITALIZATION

The following tables set forth, for the Reorganization, the total net assets, number of shares outstanding and net asset value per share of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Acquired Fund. Pro forma adjustments reflect changes in share amounts due to the Funds’ differing net asset values per share. The following tables are as of February 27, 2026, and assume that the Reorganization has taken place as of that date. The capitalizations will be different on the Closing Date based on various factors, such as daily Fund share purchase, redemption, and market activity.

	LVIP Multi- Manager Global Equity Managed Volatility Fund	LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund)	Pro Forma Adjustments	LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund) (pro forma)
Net Assets
Standard Class	$2,088,576	$100,312,840	$—	$102,401,416
Service Class	$92,741,515	$841,436,739	$—	$934,178,254
Total	$94,830,091	$941,749,579	$—	$1,036,579,670
Net Asset Value Per Share
Standard Class	$16.735	$46.386	$—	$46.386
Service Class	$16.706	$46.348	$—	$43.348
Shares Outstanding
Standard Class	124,803	2,162,567	(79,777)	2,207,593
Service Class	5,551,390	18,154,758	(3,550,408)	20,155,740

[In the Reorganization, it is anticipated that the LVIP Multi-Manager Global Equity Managed Volatility Fund will redeem any holdings of underlying funds, with the proceeds to be transferred to the Acquiring Fund.] The Acquired Fund is expected to sell approximately 55% of its portfolio, with the proceeds to be transferred to the Acquiring Fund. The Acquiring Fund is expected to deploy the resulting cash to increase the size of positions in securities held by the Acquiring Fund at the time of the Reorganization. As a result, it is expected that the Acquiring Fund’s portfolio post-Reorganization will resemble as nearly as possible the Acquiring Fund’s portfolio pre-Reorganization. Because LFI has agreed to pay for these costs, the Acquiring Fund is not expected to incur brokerage commissions in connection with investing the proceeds of the Reorganization.

The Acquired Fund’s portfolio turnover related to liquidating its portfolio in the Reorganization would have resulted in realized gain of approximately $38,892,128 for financial reporting purposes and a gain of $37,403,027 on a tax basis if the securities had been sold as of December 31, 2025. This may result in a dividend and/or distribution to the Acquiring Fund’s shareholders after the Reorganization. Such dividend and/or distribution is not expected to be taxable to Contract Owners for federal income tax purposes.

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

The terms and conditions under which the Reorganization would be completed are contained in the Agreement and Plan of Reorganization. The following summary thereof is qualified in its entirety by reference to the Agreement and Plan of Reorganization, a form of which is included in Exhibit A.

In the Reorganization, the Acquiring Fund will acquire all the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. The Agreement and Plan of Reorganization further provides that, on or as promptly as reasonably practicable after the Closing Date, the Acquired Fund will distribute the Acquiring Fund Shares it receives in the Reorganization to its shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners). The number of full and fractional Acquiring Fund Shares each shareholder will receive will be equal in net asset value (as determined in accordance with the Trust’s normal valuation procedures), as of immediately after the close of business (generally 4:00 p.m., Eastern time) on the Closing Date, to the Acquired Fund Shares the shareholder holds at that time. After that distribution to the Acquired Fund’s shareholders, the Trust, on behalf of the Acquired Fund, will effect a complete termination of the Acquired Fund.

The Trust may terminate or delay the Agreement and Plan of Reorganization with respect to, and abandon or postpone, the Reorganization at any time prior to the Closing Date, before or after approval by the Acquired Fund’s shareholders, if circumstances develop that make proceeding with the Reorganization inadvisable. The consummation of the Reorganization also is subject to various conditions, including approval of the Reorganization by the Acquired Fund’s shareholders, receipt of a tax opinion, completion of all filings with, and receipt of all necessary approvals, if any, from the SEC, and other customary corporate and securities matters. Subject to the satisfaction of those conditions, the Reorganization will take place immediately after the close of business on the Closing Date.

The Board, including the Independent Trustees, has determined, with respect to each Fund, that the interests of the Fund’s existing shareholders will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Fund.

LFI will pay for the costs of the Reorganization, such as printing and mailing, legal, accounting, proxy solicitation, and brokerage costs. These costs are estimated to be approximately $119,000.

Approval of the Agreement and Plan of Reorganization will require a majority vote of the Acquired Fund’s shareholders. Such majority is defined in the 1940 Act as the lesser of (1) 67% or more of the voting securities of the Acquired Fund present at a meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (2) more than 50% of its outstanding voting securities. If the Agreement and Plan of Reorganization is not approved by the Acquired Fund’s shareholders or the Reorganization is not consummated for any other reason, the Board will consider other possible courses of action. Please see “Information on Voting” below for more information.

INFORMATION ON VOTING

Voting Information

In addition to the solicitation of voting instruction cards by mail, the Trust’s officers and employees, without additional compensation, may solicit voting and proxy instructions in person, by telephone, and electronically, including through the Internet. The Trust will also engage a third-party vendor to solicit proxies from Contract Owners or shareholders. The agreement between Computershare Inc., a Delaware corporation, operating through its Computershare Fund Services division (“CFS”), and Lincoln Life states that CFS will provide proxy solicitation and tabulation services for an approximate fee, including out-of-pocket expenses, of approximately $[2,100].

At the Meeting, Lincoln Life and Lincoln New York will vote the Acquired Fund’s shares held in the Accounts, in accordance with the instructions received from Contract Owners whose purchase payments were invested, as of the Record Date, in the Funds by the Accounts. For all Accounts that support variable annuity contracts, the number of votes which a Contract Owner may cast when instructing an insurance company how to vote is determined by applying the Contract Owner’s percentage interest in the Fund to the total number of votes attributable to that Fund. In determining the number of votes, fractional shares will be recognized. The number of votes which a Contract Owner may cast when instructing Lincoln Life and Lincoln New York, as applicable, how to vote is determined as one vote for each share. To the extent that any Fund shares are owned directly by a Fund that operates as a “fund of funds,” such fund of funds will “echo” vote those shares directly in the same proportion as all other votes received from the other holders of the underlying Fund’s shares.

Lincoln Life and Lincoln New York will respectively vote (i) shares owned by Lincoln Life and Lincoln New York; and (ii) the Acquired Fund’s shares held by the Accounts for which no timely instructions are received, in proportion to the voting instructions which are received with respect to such Fund even if only a small number of Contract Owners provide voting instructions. Therefore, the vote of a small number of shareholders can affect the overall outcome since those fewer votes have a proportional impact.

All properly executed voting instruction cards received in time for the Meeting will be voted as specified in the voting instruction card. If voting instructions are properly executed and received in a timely manner but they contain no voting directions, the votes represented by those instructions will be cast FOR the applicable proposals considered at the Meeting.

Revocation of Voting Instructions and Proxies

Any Contract Owner who provides voting instructions has the power to revoke the instructions by (1) delivering to the Trust’s Secretary (at the Trust’s address provided on the cover page of this proxy statement) written notice of revocation, or (2) submitting superseding voting instructions, in each case at any time prior to the date of the Meeting. Contract Owners may also revoke prior voting instructions by voting in person at the Meeting.

If you are a direct owner of Fund shares, you may revoke your proxy at any time before it is voted by sending a written notice to the Trust’s Secretary (at the Trust’s address provided on the cover page of this Proxy Statement/Prospectus) expressly revoking your proxy, by signing and forwarding to the Fund a later-dated proxy, or by attending the Meeting and voting in person.

Quorum

A quorum of shareholders is necessary to hold a valid meeting and to consider the proposals in this Proxy Statement/Prospectus. With respect to the proposal the holders of 33 1/3% of the outstanding shares of the applicable Fund, as appropriate on the Record Date, present in person or by proxy at the Meeting shall constitute a quorum. Shares that are subject to “echo” voting by Lincoln Life and Lincoln New York will be counted for purposes of determining quorum.

Effect of Abstentions and Broker Non-Votes

Abstentions and “broker non-votes” will count as votes that are not cast at a meeting. A “broker non-vote” generally occurs when (i) a broker holds a beneficial owner’s shares in “street name,” (ii) the broker has not received share voting instructions from the beneficial owner, (iii) the broker does not have discretionary voting power on a proposal, even if it has general discretionary voting powers, because the proposal may “affect substantially” the beneficial owner’s rights or privileges of such shares; and (iv) the broker submits voting instructions on another proposal for which the broker has discretionary voting power.

Since abstentions and broker non-votes will count as votes that are present and not cast, assuming there is quorum, they will have no effect on a proposal requiring approval by a plurality of votes cast and will have the same effect as a vote “against” a proposal requiring approval by a majority of outstanding voting securities. LVIP does not expect abstentions and broker non-votes at the Meeting.

Adjournment

In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn the Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders. As stated above, abstentions will have no effect on any proposal to adjourn the Meeting. A shareholder vote may be taken with respect to the Trust or one or more of the Funds on any (but not all) of the proposals prior to any adjournment as to which sufficient votes have been received for approval.

Other Business

To the knowledge of the Board, there is no other business to be brought before the Meeting. However, if other matters do properly come before the Meeting, Lincoln Life and Lincoln New York intend to vote the Fund’s shares in accordance with the judgment of the Board on such matters. The persons named as proxies on the enclosed voting instruction card will vote their proxies in their discretion on any other items (other than the proposals) that properly come before the Meeting.

Contract Owner and Shareholder Proposals

Under authority granted to the Trustees by the Trust’s Bylaws, and pursuant to applicable law, special meetings are called as required and no annual meetings are required. Contract Owners or shareholders may require that a special meeting be called if they can obtain the written request of Contract Owners indirectly or shareholders directly, representing certain stipulated percentages of the outstanding voting securities of the affected Fund. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of shareholders unless required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or the Trust’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders. A Contract Owner or shareholder wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send his or her written proposals to the Trust’s Secretary at 1301 South Harrison Street, Fort Wayne, Indiana 46802. Proposals must be received a reasonable time before a Fund begins to print and mail the proxy materials for the meeting. More detailed information on these procedures for Contract Owners or shareholders may be obtained from Lincoln Life, Lincoln New York, or the Trust’s Secretary.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of [___] by Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust with its principal place of business at 1301 S. Harrison Street, Fort Wayne, Indiana 46802, on behalf of each of its series funds listed in Exhibit A hereto (the “Acquiring Fund” or “Acquired Fund,” as applicable), with respect to the reorganization transaction described herein. Lincoln Financial Investments Corporation (“LFI”) is a party to this agreement solely for purposes of section 10.2 hereof.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986 (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund as shown in Exhibit A hereto (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and Acquiring Fund are separate investment series of a registered open-end investment management company and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has also determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the Trust, on behalf of the Acquiring Fund and the Acquired Fund, respectively, hereby covenants and agrees as follows:

1.	TRANSFER OF ASSETS AND LIABILITIES OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1. Subject to the requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares as of the time and date set forth in paragraph 2.1 and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and dividends or interest receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund. The Acquired Fund shall deliver to the Acquiring Fund the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date pursuant to paragraph 7.2 hereof.

1.4. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its respective shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to the classes of shares listed in Exhibit A, determined as of immediately after the close of business on the Closing Date (after giving effect to all redemptions received in good order on the Closing Date), on a pro rata basis within each class, the Acquiring Fund Shares of the class received by the Acquired Fund pursuant to paragraph 1.1 (as listed in Exhibit A) and (ii) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”). The aggregate net asset value of such classes of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that class owned by such shareholders on the Closing Date. All issued and outstanding classes of Acquired Fund shares as listed in Exhibit A will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.6. Ownership of Acquiring Fund Shares of the Acquiring Fund will be shown on its books. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund’s current prospectus.

1.7. Any reporting responsibility of an Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.8. As soon as reasonably practicable after the Closing Date, the Acquired Fund shall make all filings and take all steps as shall be necessary and proper to effect its complete dissolution.

2.	VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange (and after the declaration of any dividends and after giving effect to all redemptions received in good order on the Closing Date) (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Amended and Restated Agreement and Declaration of Trust and then-current prospectus and statement of additional information with respect to the relevant Acquiring Fund, and valuation procedures established by the Trust’s Board of Trustees (the “Board”).

2.2. All computations of value shall be made by the Trust’s accounting agent and shall be subject to review by the Trust’s independent registered public accounting firm.

3.	CLOSING AND CLOSING DATE

3.1. The Closing Date shall be [___], 2026, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

3.2. The Trust shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (i) the Assets have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the Assets of the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Trust, on behalf of the Acquired Fund, shall direct the Custodian to deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940 (the “1940 Act”)) in which the Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by an Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Trust shall direct The Lincoln National Life Insurance Company, as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that: (i) its records contain the names and addresses of the Acquired Fund Shareholders, and (ii) the number and percentage ownership of outstanding shares (of the classes listed in Exhibit A) owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Trust that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date: (a) the New York Stock Exchange or another primary trading market for portfolio securities of an Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1. The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Amended and Restated Agreement and Declaration of Trust and its Amended and Restated By-Laws, to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b) The Trust is a registered open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933 (the “1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), and the 1940 Act and such as may be required by state securities or blue sky laws;

(d) The current prospectuses and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) No Acquired Fund is engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of the Trust’s Amended and Restated Agreement and Declaration of Trust or its Amended and Restated By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Fund;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability, or will be continued with respect to each such Acquired Fund as of the Closing Date;

(h) Except as otherwise disclosed in writing by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, an Acquired Fund, or any of the Trust’s or an Acquired Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Except as otherwise disclosed in writing by the Trust, on behalf of the Acquiring Fund, the Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities and Portfolio of Investments of the Acquired Fund as of December 31, 2025, and the related Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the periods then ended, have been audited by Ernst & Young, an independent registered public accounting firm, included in its report dated February 26, 2026, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date, and the results of its operations and the changes in its net assets for the year then ended, in accordance with U.S. GAAP, and there are no known material contingent liabilities of any Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) If the Closing Date occurs during the second half of a calendar year, the Trust, on behalf of the Acquiring Fund, has been furnished with an unaudited Statement of Assets and Liabilities and Portfolio of Investments of the Acquired Fund as of June 30 of such calendar year, and the related unaudited Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the six-month period then ended. These statements are in accordance with U.S. GAAP and present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known material contingent liabilities of any Acquired Fund as of such date not disclosed therein;

(k) Since December 31, 2025, there have not been any material adverse changes in any Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, in each case except as otherwise disclosed to the Acquiring Fund (for the purposes of this subparagraph (k), a decline in net asset value per share of an Acquired Fund due to declines in market values of securities in such Acquired Fund’s portfolio, the discharge of such Acquired Fund’s liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(l) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(m) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that will have accrued through the Closing Date;

(n) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust, and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3 of this Agreement. The Acquired Fund has no outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any Acquired Fund shares;

(o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board of the Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of such Acquired Fund, enforceable against such Acquired Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(p) The information to be furnished by the Acquired Fund for use in the registration statement and other documents filed or to be filed by the Trust with any federal, state or local regulatory authority that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects.

4.2. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Amended and Restated Agreement and Declaration of Trust and its Amended and Restated By-Laws to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b) The Trust is a registered open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is, or will be as of the Closing Date, in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by an Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectuses and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) No Acquiring Fund is engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of the Trust’s Amended and Restated Agreement and Declaration of Trust or its Amended and Restated By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund;

(f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, an Acquiring Fund, or any of the Trust’s or an Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable by the Trust and will be offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. No Acquiring Fund has outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(h) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable against such Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(i) The Acquiring Fund Shares to be issued and delivered to an Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement (as listed in Exhibit A), will, on the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(j) The Trust is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(k) No Acquiring Fund has any unamortized or unpaid organizational fees or expenses;

(l) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns; and

(m) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will be eligible to do so and will do so for the taxable year including the Closing Date.

5.	COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. The Acquiring Fund and the Acquired Fund will each operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include, without limitation, purchases and sales of portfolio securities, sales and redemptions of Acquired Fund shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder (as listed in Exhibit A) are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares (as listed in Exhibit A) received at the Closing.

5.6. The Acquiring Fund and the Acquired Fund shall use commercially reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as reasonably practicable.

5.7. The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time after the Closing, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm: (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the Assets.

5.8. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or a Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3. The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization (as listed in Exhibit A) after such number has been calculated in accordance with paragraph 1.1 of this Agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of portfolio securities of the Acquired Fund showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3. The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President and its

Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are, in all material respects, true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.4. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date; and

7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization (as listed in Exhibit A) after such number has been calculated in accordance with paragraph 1.1 of this Agreement.

7.6. Prior to the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing: (i) all of the Acquired Fund’s investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and all of its net realized capital gains for the taxable year ending on the Closing Date (computed without regard to any deduction for dividends paid); and (ii) any undistributed investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and net realized capital gains from any prior period to the extent not otherwise already distributed.

7.7. The Trust, on behalf of the Acquired Fund, shall have furnished to the Acquiring Fund, a certificate, signed by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to an Acquiring Fund pursuant to this Agreement computed in accordance with applicable sections of the Code and, with respect to securities, showing a breakdown by purchase lot.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Fund or with respect to the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.2. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of any Acquiring Fund or Acquired Fund, provided that either party hereto may for itself waive any of such conditions; and

8.3. The parties shall have received one or more opinions of Dechert LLP, dated on or before the Closing Date, substantially to the effect that, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, the Reorganization will not be a taxable event for United States federal income tax purposes with respect to contract owners whose contract values are determined by investment in shares of the Acquired Fund (the “Tax Opinions”). For purposes of rendering the Tax Opinions, Dechert LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement/prospectus and statement of additional information included in the registration statement filed on Form N-14 by Lincoln Variable Insurance Products Trust under the 1933 Act with respect to the Reorganization, as well as upon such other written representations verified as of the Closing Date. Notwithstanding anything herein to the contrary, the parties may not waive the condition set forth in this paragraph.

9.	INDEMNIFICATION

9.1. The Trust, out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which an Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by any Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9.2. The Trust, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which an Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.	BROKERAGE FEES AND EXPENSES

10.1. The Trust, on behalf of the Acquiring Fund and the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2. LFI shall bear the costs related to the Reorganization, including brokerage costs, legal fees and accounting fees with respect to the Reorganization, and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1. The Trust agrees that it has not made any representation, warranty or covenant, on behalf of the Acquiring Fund or the Acquired Fund, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust’s Board, on behalf of either an Acquiring Fund or an Acquired Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust, on behalf of either an Acquiring Fund or an Acquired Fund.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Funds at:

Lincoln Variable Insurance Products Trust

150 N. Radnor Chester Road

Radnor, PA 19087

Attn: Gordon Huellmantel

With copies to:

Lincoln Financial Investments Corporation

150 N. Radnor Chester Road

Radnor, PA 19087

Attn: Samuel K. Goldstein, Chief Counsel, Funds Management

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW

15.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first above written.

Lincoln Variable Insurance Products Trust,

on behalf of the Funds listed in Exhibit A

By:
Name: Gordon Huellmantel
Title: Senior Vice President

Lincoln Financial Investments Corporation,

(solely for purposes of section 10.2)

By:
Name: Gordon Huellmantel
Title: Senior Vice President

Exhibit A

Acquired Fund	Acquiring Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund	LVIP Global Equity Managed Volatility Fund (Formerly LVIP Franklin Templeton Global Equity Managed Volatility Fund)

Standard Class	Standard Class

Service Class	Service Class

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Acquired Fund’s Standard class and Service class shares for the past five years or since their inception (as applicable). Certain information reflects financial results for a single Acquired Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Acquired Fund’s Independent Registered Public Accounting Firm, whose report, along with the Acquired Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request. The Acquired Fund’s annual report has been incorporated by reference into the SAI.

	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.638	$13.466	$11.160	$13.930	$12.236
Income (loss) from investment operations:
Net investment income[1]	0.141	0.146	0.145	0.178	0.121
Net realized and unrealized gain (loss)	2.173	2.124	2.761	(2.679)	1.824

Total from investment operations	2.314	2.270	2.906	(2.501)	1.945

Less dividends and distributions from:
Net investment income	(0.184)	(0.215)	(0.178)	(0.177)	(0.251)
Net realized gain	(0.265)	(0.883)	(0.422)	(0.065)	—
Return of capital	—	—	—	(0.027)	—

Total dividends and distributions	(0.449)	(1.098)	(0.600)	(0.269)	(0.251)

Net asset value, end of period	$16.503	$14.638	$13.466	$11.160	$13.930

Total return[2]	15.81%	16.84%	26.01%	(17.93%)	15.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,059	$1,884	$1,507	$3,189	$3,850
Ratio of expenses to average net assets[3]	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.35%	0.33%	0.37%	0.40%	0.38%
Ratio of net investment income to average net assets	0.90%	0.99%	1.16%	1.50%	0.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.76%	0.87%	1.00%	1.31%	0.72%
Portfolio turnover	20%	14%	15%	18%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.622	$13.452	$11.145	$13.907	$12.219
Income (loss) from investment operations:
Net investment income[1]	0.086	0.094	0.101	0.136	0.073
Net realized and unrealized gain (loss)	2.166	2.119	2.752	(2.672)	1.820

Total from investment operations	2.252	2.213	2.853	(2.536)	1.893

Less dividends and distributions from:
Net investment income	(0.125)	(0.160)	(0.124)	(0.134)	(0.205)
Net realized gain	(0.265)	(0.883)	(0.422)	(0.065)	—
Return of capital	—	—	—	(0.027)	—

Total dividends and distributions	(0.390)	(1.043)	(0.546)	(0.226)	(0.205)

Net asset value, end of period	$16.484	$14.622	$13.452	$11.145	$13.907

Total return[2]	15.40%	16.44%	25.58%	(18.22%)	15.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$93,448	$93,714	$91,337	$98,707	$127,109
Ratio of expenses to average net assets[3]	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.70%	0.68%	0.72%	0.75%	0.73%
Ratio of net investment income to average net assets	0.55%	0.64%	0.81%	1.15%	0.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.41%	0.52%	0.65%	0.96%	0.37%
Portfolio turnover	20%	14%	15%	18%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Acquiring Fund’s Standard class and Service class shares for the past five years. Certain information reflects financial results for a single Acquiring Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Acquiring Fund’s Independent Registered Public Accounting Firm, whose report, along with the Acquiring Fund’s financial statements, is included in the annual report dated December 31, 2025, which is available upon request. The Acquiring Fund’s annual report has been incorporated by reference into the SAI.

	LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$44.219	$41.594	$37.707	$45.868	$39.545
Income (loss) from investment operations:
Net investment income[1]	0.637	0.648	0.628	0.501	0.385
Net realized and unrealized gain (loss)	5.119	4.570	5.769	(6.164)	6.464

Total from investment operations	5.756	5.218	6.397	(5.663)	6.849

Less dividends and distributions from:
Net investment income	(0.583)	(0.710)	(0.657)	(0.624)	(0.526)
Net realized gain	(4.828)	(1.883)	(1.853)	(1.874)	—

Total dividends and distributions	(5.411)	(2.593)	(2.510)	(2.498)	(0.526)

Net asset value, end of period	$44.564	$44.219	$41.594	$37.707	$45.868

Total return[2]	13.51%	12.54%	17.24%	(12.06%)	17.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$96,959	$90,756	$87,204	$78,905	$98,213
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.73%	0.73%	0.72%
Ratio of net investment income to average net assets	1.42%	1.44%	1.56%	1.24%	0.88%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	1.41%	1.43%	1.55%	1.23%	0.87%
Portfolio turnover	36%	27%	20%	29%	27%

[1]	The average shares outstanding method has been applied for per share information.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

	LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$44.212	$41.586	$37.705	$45.861	$39.540
Income (loss) from investment operations:
Net investment income[1]	0.524	0.535	0.526	0.399	0.275
Net realized and unrealized gain (loss)	5.108	4.567	5.761	(6.159)	6.457

Total from investment operations	5.632	5.102	6.287	(5.760)	6.732

Less dividends and distributions from:
Net investment income	(0.471)	(0.593)	(0.553)	(0.522)	(0.411)
Net realized gain	(4.828)	(1.883)	(1.853)	(1.874)	—

Total dividends and distributions	(5.299)	(2.476)	(2.406)	(2.396)	(0.411)

Net asset value, end of period	$44.545	$44.212	$41.586	$37.705	$45.861

Total return[2]	13.22%	12.26%	16.95%	(12.28%)	17.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$833,981	$849,960	$883,961	$859,170	$1,071,692
Ratio of expenses to average net assets	0.97%	0.97%	0.97%	0.97%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.98%	0.98%	0.98%	0.97%
Ratio of net investment income to average net assets	1.17%	1.19%	1.31%	0.99%	0.63%
Ratio of net investment income to average net assets prior to expenses waived/ reimbursed	1.16%	1.18%	1.30%	0.98%	0.62%
Portfolio turnover	36%	27%	20%	29%	27%

[1]	The average shares outstanding method has been applied for per share information.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

PO Box 43131 Providence, RI 02940-3131 Please detach at perforation before mailing. LVIP MULTI-MANAGER GLOBAL EQUITY MANAGED VOLATILITY FUND PROXY (a series of Lincoln Variable Insurance Products Trust) 1301 S. HARRISON STREET, FORT WAYNE, IN 46802 SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 3, 2026 THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST. The undersigned, revoking previous proxies with respect to the shares in the name of the undersigned, hereby appoint(s) John Morris, Samuel K. Goldstein, and James Hoffmayer, or any of them as Proxies of the undersigned with full power of substitution, to vote and act with respect to the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Acquired Fund”), a series of the Lincoln Variable Insurance Products Trust (the “Trust”), with respect to which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at the offices of the Trust located at 150 North Radnor-Chester Road, Radnor, Pennsylvania 19087 on June 3, 2026, at 11:30 a.m. Eastern Time and at any adjournments or postponements thereof. I acknowledge receipt of the Notice of the Special Meeting of the Shareholders and accompanying Proxy Statement dated on or about [•], 2026. VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503 LIN_35024_030226 PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN THE PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. xxxxxxxxxxxxxx    code

EVERY SHAREHOLDER’S VOTE IS IMPORTANT! Important Notice Regarding the Availability of Proxy Materials for the LVIP Multi-Manager Global Equity Managed Volatility Fund Special Meeting of Shareholders to be held on June 3, 2026. The Proxy Statement for this meeting is available at: https://www.proxy-direct.com/lin-35024 Please detach at perforation before mailing. This proxy will be voted as instructed. If no specification is made for the Proposal, the proxy will be voted “FOR” the Proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting or any adjournments or postponements thereof. TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE: X Proposal The Board of Trustees unanimously recommends a vote “FOR” Proposal 1. 1. To approve an Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the LVIP Multi-Manager Global Equity Managed Volatility Fund into the LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund, also a series of the Trust (the “Acquiring Fund”). 2. To transact such other business that may properly come before the Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes. Authorized Signatures — This section must be completed for your vote to be counted. — Sign and Date Below Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature. Date (mm/dd/yyyy) — Please print date below Signature 1 — Please keep signature within the box Signature 2 — Please keep signature within the box Scanner bar code  xxxxxxxxxxxxxx     LIN1 35024    xxxxxxxx

PO Box 43131 Providence, RI 02940-3131 Please detach at perforation before mailing. LVIP MULTI-MANAGER GLOBAL EQUITY MANAGED VOLATILITY FUND VOTING INSTRUCTION CARD   (a series of Lincoln Variable Insurance Products Trust) 1301 S. HARRISON STREET, FORT WAYNE, IN 46802 SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 3, 2026 THIS VOTING INSTRUCTION CARD IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST. [INSURANCE COMPANY DROP-IN] Revoking any prior instructions, the undersigned instructs the above referenced insurance company (the “Company”) to vote and act with respect to the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Acquired Fund”), a series of the Lincoln Variable Insurance Products Trust (the “Trust”), that are attributable to his or her contract or interest therein and held in the Company separate account, at the Special Meeting of Shareholders to be held at the offices of the Trust located at 150 North Radnor-Chester Road, Radnor, Pennsylvania 19087 on June 3, 2026, at 11:30 a.m. Eastern Time and at any adjournments or postponements thereof. If you sign on the reverse side but do not mark instructions, the Company will vote all shares of the Fund attributable to your account value FOR the proposal. If you do not return this Voting Instruction Card, the Company will vote all shares attributable to your account value in proportion to the timely voting instructions actually received from contract owners in the separate account. VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-866-298-8476 LIN_35024_021826_VI PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN THE VOTING INSTRUCTION CARD PROMPTLY USING THE ENCLOSED ENVELOPE. xxxxxxxxxxxxxx    code

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT! Important Notice Regarding the Availability of Proxy Materials for the LVIP Multi-Manager Global Equity Managed Volatility Special Meeting of Shareholders to be held on June 3, 2026. The Proxy Statement for this meeting is available at: https://www.proxy-direct.com/lin-35024 Please detach at perforation before mailing. This Voting Instruction Card will be voted as instructed. If no specification is made for the Proposal, the Voting Instruction Card will be voted “FOR” the Proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting or any adjournments or postponements thereof. TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE: X Proposal The Board of Trustees unanimously recommends a vote “FOR” Proposal 1. 1. To approve an Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the LVIP Multi-Manager Global Equity Managed Volatility Fund into the LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund, also a series of the Trust (the “Acquiring Fund”). 2. To transact such other business that may properly come before the Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes. Authorized Signatures — This section must be completed for your vote to be counted. — Sign and Date Below Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature. Date (mm/dd/yyyy) — Please print date below Signature 1 — Please keep signature within the box Signature 2 — Please keep signature within the box Scanner bar code  xxxxxxxxxxxxxx     LIN2 35024    xxxxxxxx    [GRAPHIC APPEARS HERE]

The information contained in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION,

DATED [MARCH 10, 2026]

STATEMENT OF ADDITIONAL INFORMATION

Dated [April XX, 2026]

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

1301 SOUTH HARRISON STREET

FORT WAYNE, INDIANA 46802

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Proxy Statement/Prospectus dated [April XX, 2026], relating specifically to the proposed transfer of all of the assets of LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Acquired Fund”) to, and the assumption of the liabilities of the Acquired Fund by, LVIP Global Equity Managed Volatility Fund (formerly, the LVIP Franklin Templeton Global Equity Managed Volatility Fund) (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund having an aggregate value equal to the aggregate net asset value of the Acquired Fund (the “Reorganization”). The Reorganization is proposed to occur pursuant to an Agreement and Plan of Reorganization, subject to approval by the shareholders of the Acquired Fund. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. Each of the Acquired Fund and the Acquiring Fund is a series of Lincoln Variable Insurance Products Trust (the “Trust”).

To obtain a copy of the Proxy Statement/Prospectus, please call 866-436-8717 or write to the Trust at the address above.

Information Incorporated by Reference

[This SAI incorporates by reference the following documents as filed with the Securities and Exchange Commission (File Nos. 33-70742 and 811-08090):

•	The prospectus and statement of additional information for the Acquired Fund, dated May 1, 2025 (File No. 033-70742; Accession No. 0001193125-25-107080);

•	The supplement for the Acquired Fund, dated January 9, 2026 (File No. 033-70742; Accession No. 0001193125-26-008870);

•	The prospectus and statement of additional information for the Acquiring Fund, dated May 1, 2025 (File No. 033-70742; Accession No. 0001193125-25-107080);

•	The Annual Reports to shareholders of the Acquired Fund for the fiscal year ended December 31, 2025 (Accession No. 0001398344-26-004779);

•	The Annual Reports to shareholders of the Acquiring Fund for the fiscal year ended December 31, 2025 (Accession No. 0001398344-26-004775);

•	The Semi-Annual Reports to shareholders of the Acquired Fund for the six months ended June 30, 2025 (Accession No. 0001398344-25-017125); and,

•	The Semi-Annual Reports to shareholders of the Acquiring Fund for the six months ended June 30, 2025 (Accession No. 0001398344-25-017117).

Supplemental Financial Information

Tables showing the fees and expenses of the Acquiring Fund and the Acquired Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the Reorganization, are included in the “Comparison of Fees and Expenses” section in the Proxy Statement/Prospectus.

1

It is currently anticipated that approximately 45% of the Acquired Fund’s holdings will be sold in advance of the Reorganization and the resulting proceeds will be invested in accordance with Acquiring Fund’s principal investment strategies. A schedule of investments of the Acquiring Fund as of December 31, 2025, is included in the above referenced annual report. Notwithstanding the foregoing, changes may be made to Acquired Fund’s portfolio in advance of the Reorganization and/or Acquiring Fund’s portfolio following the Reorganization. It is not anticipated that the Reorganization will result in a material change to the Acquired Fund’s investment portfolio due to investment restrictions.

There are no material differences in the accounting, valuation and tax policies of the Acquired Funds as compared to those of the Acquiring Fund.

2

Part C - Other Information
Item 15. Indemnification
As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) and pursuant to Article VII, Section 2 of the Trust's Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust's By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933” Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.
Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Financial Investments Corporation (“LFI”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LFI of its respective obligations and duties under the Agreements. Certain other agreements to which the Trust is a party also contain indemnification provisions.
The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with SEC Release No. 11330 so long as the interpretations of Sections 17(h) and 17(i) of the 1940 Act remain in effect and are consistently applied.
Item 16. Exhibits
Defined Terms for Exhibits:
•
Lincoln Financial Investments Corporation (“LFI”)
•
Lincoln Variable Insurance Products Trust (“LVIP Trust”)
•
Lincoln Financial Distributors, Inc. (“LFD”)
•
The Lincoln National Life Insurance Company (“Lincoln Life”)
•
Lincoln Life & Annuity Company of New York (“Lincoln New York”)
•
Post-Effective Amendment (“PEA”)
Each of the following exhibits are incorporated by reference herein to the previously filed documents indicated, except as otherwise noted:
(1)	Declaration of Trust.
	(a)	Agreement and Declaration of Trust, dated February 1, 2003, previously filed with PEA 13 on April 4, 2003.
	(b)	Certificate of Trust, dated January 31, 2003, previously filed with PEA 143 on January 7, 2013.
(2)	By-laws.
	(a)	By-laws of LVIP Trust, dated September 15, 2015, previously filed with PEA 165 on January 8, 2016.
(3)		N/A
(4)		Form of Agreement and Plan of Reorganization, filed herewith.
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(5)
Articles II, VII, and VIII of the Agreement and Declaration of Trust and Articles III, V and VI of the Amended Bylaws,
incorporated by reference into Exhibits (a) and (b) hereto, define the rights of holders of shares.

(6)	Investment Advisory Contracts.
	(a)	Investment Management Agreement, dated April 30, 2007, between LVIP Trust and LFI, previously filed with PEA 41 on April 15, 2008.
		(1)	Amendment to Schedule A to the Investment Management Agreement, dated June 17, 2022, between LVIP Trust and LFI, previously filed with PEA 233 on April 28, 2023.
(2)
Amendment to Schedule A to the Investment Management Agreement, dated October 1, 2025, between
LVIP Trust and LFI, previously filed with the Trust’s Registration Statement on Form N-14 on December 3,
2025.

	(b)	Investment Management Agreement, dated March 20, 2019, between LVIP BlackRock Global Allocation Fund Cayman, Ltd. and LFI, previously filed with PEA 197 on April 25, 2019.
	(c)	Reserved.
	(d)	Sub-Advisory Contracts.
		(1)	Sub-Advisory Agreement dated April 1, 2021, between LFI and AllianceBernstein, L.P., previously filed with PEA 219 on April 30, 2021.
			(i)	Amendment to Sub-Advisory Agreement dated April 5, 2024, between LFI and AllianceBernstein L.P., previously filed with PEA 259 on April 19, 2024.
		(2)	Sub-Advisory Agreement dated April 30, 2019, between LFI and American Century Investment Management Inc., previously filed with PEA 199 on April 30, 2019.
			(i)	Amendment to Schedule A to Sub-Advisory Agreement dated November 2, 2023, between LFI and American Century Investment Management, Inc., previously filed with PEA 248 on November 17, 2023.
(ii)
Amendment No. 3 to Schedule A to Sub-Advisory Agreement dated May 1, 2026, between LFI and American Century Investment Management, Inc., previously filed with the Trust’s
Registration Statement on Form N-14 on February 20, 2026.

		(3)	Sub-Advisory Agreement dated June 5, 2007, between LFI and BAMCO, Inc., pertaining to the LVIP Baron Growth Opportunities Fund, previously filed with PEA 132 on April 30, 2012.
			(i)	Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2023, between LFI and BAMCO, Inc., previously filed with PEA 233 on April 28, 2023.
		(4)	Sub-Advisory Agreement dated March 21, 2016, between LFI and BlackRock Advisors, LLC, previously filed with PEA 168 on April 29, 2016.
			(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2023, between LFI and BlackRock Advisors, LLC, previously filed with PEA 245 on October 16, 2023.
		(5)	Sub-Advisory Agreement dated April 30, 2010, between LFI and BlackRock Financial Management, Inc., previously filed with PEA 132 on April 12, 2012.
		(6)	Sub-Advisory Agreement dated August 27, 2012, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 145 on April 30, 2013.
			(i)	Side Letter to Sub-Advisory Agreement dated June 16, 2020, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
			(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated December 17, 2021, between LFI and BlackRock Investment Management, LLC., previously filed with PEA 226 on April 29, 2022.
			(iii)	Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2025, between LFI and BlackRock Investment Management, LLC., previously filed with PEA 266 on February 21, 2025.
		(7)	Sub-Advisory Agreement dated January 1, 2017, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
			(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 27, 2017, between LFI and BlackRock Investment Management, previously filed with PEA 211 on December 15, 2020.
		(8)	Sub-Advisory Agreement dated May 20, 2022, between LFI and Channing Capital Management LLC, previously filed with PEA 228 on July 18, 2022.
			(i)	Side Letter to Sub-Advisory Agreement dated May 20, 2022, between LFI and Channing Capital Management LLC, previously filed with PEA 228 on July 18, 2022.
2

(9)	Sub-Advisory Agreement dated July 30, 2020, between LFI and ClearBridge Investments, LLC, previously filed with PEA 211 on December 11, 2020.
(i) Amendment No. 1 to Schedule A to Sub-Advisory Agreement dated May 3, 2024, between LFI and ClearBridge Investments, LLC, previously filed with PEA 262 on May 17, 2024.
(ii)
Amendment No. 2 to Schedule A to Sub-Advisory Agreement dated April 1, 2026, between LFI and ClearBridge Investments, LLC, previously filed with the Trust’s Registration Statement on
Form N-14 on December 3, 2025.

(10)	Assignment and Assumption of Sub-Advisory Agreements, dated June 20, 2013, between LFI and Delaware Management Company, previously filed with PEA 204 on April 16, 2020.
(11)	Reserved.
(12)	Sub-Advisory Agreement dated May 1, 2015, between LFI and Dimensional Fund Advisors LP, previously filed with PEA 162 on April 30, 2015.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 10, 2021, between LFI and Dimensional Fund Advisers LP, previously filed with PEA 219 on April 30, 2021.
(13)	Sub-Advisory Agreement dated May 1, 2025, between LFI and FIAM LLC, previously filed with PEA 266 on February 21, 2025.
(14)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Franklin Advisers, Inc., previously filed with PEA 152 on April 30, 2014.
(i) Amendment No. 2 to Schedule A to Sub-Advisory Agreement dated April 1, 2018, between LFI and Franklin Advisers, Inc., previously filed with PEA 186 on April 30, 2018.
(ii) Amendment No. 3 to sub-Advisory Agreement dated April 28, 2023, between LFI and Franklin Advisors, Inc., previously filed with PEA 233 on April 28, 2023.
(15)	Amended & Restated Sub-Advisory Agreement dated August 7, 2021, between LFI and Franklin Advisers, Inc., previously filed with PEA 225 on September 7, 2021.
(i) Amendment No. 1 to Sub-Advisory Agreement dated May 3, 2024, between LFI and Franklin Advisors, Inc., previously filed with PEA 262 on May 17, 2024.
(16)	Sub-Advisory Agreement dated January 27, 2016, between LFI and Franklin Mutual Advisers, LLC, previously filed with PEA 168 on April 29, 2016.
(i) Amendment No. 1 to Sub-Advisory Agreement dated February 1, 2026, between LFI and Franklin Mutual Advisers, LLC, previously filed with PEA 272 on February 11, 2026.
(17)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 152 on April 30, 2014.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated April 14, 2017, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 178 on April 28, 2017.
(18)	Sub-Advisory Agreement dated February 8, 2019, between LFI and Invesco Advisers Inc. previously filed with PEA 199 on April 30, 2019.
(19)	Sub-Advisory Agreement dated February 8, 2019, between LFI and Invesco Capital Management LLC, previously filed with PEA 199 on April 30, 2019.
(20)	Sub-Advisory Agreement dated September 21, 2012, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 145 on April 30, 2013.
(i) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
(iii)
Amendment to Schedule A to Sub-Advisory Agreement dated March 24, 2022, between LFI and
J.P. Morgan Investment Management, Inc., previously filed with the Trust’s Registration
Statement on Form N-14 on April 18, 2022.

(iv) Side Letter to Sub-Advisory Agreement dated April 18, 2023, between LFI and J.P. Morgan Investment Management, Inc., previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(v) Amendment No. 7 to Sub-Advisory Agreement dated May 1, 2023, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 233 on April 28, 2023.
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	(vi)	Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2025, between LFI and J.P. Morgan Investment Management, Inc., previously filed with PEA 269 on May 1, 2025.
	(vii)	Side Letter to Sub-Advisory Agreement dated March 21, 2025, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 269 on May 1, 2025.
(21)	Sub-Advisory Agreement dated April 30, 2010, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and J.P. Morgan Investment Management, Inc., previously filed with PEA 211 on December 15, 2020.
(22)	Sub-Advisory Agreement dated April 30, 2018, between LFI and Loomis, Sayles & Company, L.P., previously filed with PEA 211 on December 15, 2020.
	(i)	Amendment No. 1 to Sub-Advisory Agreement dated February 1, 2026, between LFI and Loomis, Sayles & Company, L.P., previously filed with PEA 272 on February 11, 2026.
(23)	Sub-Advisory Agreement dated October 30, 2018, between LFI and Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
(24)	Sub-Advisory Agreement dated October 1, 2010, between LFI and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 30, 2020, between LFI Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment No. 5 to Sub-Advisory Agreement dated January 1, 2023, between LFI and Massachusetts Financial Services Company, previously filed with PEA 233 on April 28, 2023.
(25)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2022, between LFI and Massachusetts Financial Services Company, previously filed with PEA 226 on April 29, 2022.
(26)	Sub-Advisory Agreement dated May 1, 2016, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 168 on April 29, 2016.
	(i)	Amendment to Sub-Advisory Agreement dated October 1, 2017, between Milliman Financial Risk Management LLC, previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated May 1, 2020, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 205 on April 29, 2020.
(27)	Sub-Advisory Agreement dated March 1, 2021, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 219 on April 30, 2021.
	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated June 18, 2021, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 225 on September 7, 2021.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated March 28, 2023, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 233 on April 28, 2023.
	(iii)	Amendment to Schedule A to the Sub-Advisory Agreement dated October 1, 2023, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 248 on November 17, 2023.
(28)	Sub-Advisory Agreement dated July 12, 2011, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(29)	Sub-Advisory Agreement dated July 12, 2011, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(30)	Sub-Advisory Agreement dated December 1, 2025, between LFI and Nomura Investments Fund Advisers, previously filed with PEA 271 on December 15, 2025.
4

(31)	Sub-Advisory Agreement dated April 1, 2026, between LFI and Nomura Corporate Research and Asset Management Inc., filed herewith.
(32)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Pacific Investment Management Company LLC, previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Sub-Advisory Agreement dated September 20, 2021, between LFI and Pacific Investment Management Company LLC, previously filed with PEA 226 on April 29, 2022.
(33)	Reserved.
(34)	Sub-Advisory Agreement effective April 28, 2020, between LFI and Schroder Investment Management North America Inc., previously filed with PEA 205 on April 29, 2020.
(35)	Sub-Advisory Agreement dated April 30, 2008, between LFI and SSGA Funds Management, Inc., previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated February 1, 2021, between LFI and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated April 1, 2021, between LFI and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
(36)	Sub-Advisory Agreement dated February 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 168 on April 29, 2016.
	(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 190 on September 28, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
(37)	Sub-Advisory Agreement dated February 1, 2018, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 182 on January 31, 2018.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 6, 2020, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 205 on April 29, 2020.
(38)	Sub-Advisory Agreement dated April 30, 2007, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 13, 2017, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and T. Rowe Price Associates, Inc. previously filed with PEA 238 on July 17, 2023.
(39)	Sub-Advisory Agreement dated April 30, 2007, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
	(iii)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and T. Rowe Price Associates, Inc. previously filed with PEA 238 on July 17, 2023.
(40)	Sub-Advisory Agreement dated September 21, 2012, between LFI and Templeton Investment Counsel, LLC, previously filed with PEA 145 on April 30, 2013.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LFI and Templeton Investment Counsel, LLC, previously filed with PEA 211 on December 15, 2020.
(41)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2017, between LFI and Wellington Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
(42)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2018, between LFI and Wellington Management Company, LLP, previously filed with PEA 192 on October 31, 2018.
5

(ii) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2022, between LFI and Wellington Management Company, LLP, previously filed with PEA 233 on April 28, 2023.
		(43)	Sub-Advisory Agreement dated July 31, 2020, between LFI and Western Asset Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
		(44)	Sub-Sub-Advisory Agreement dated March 13, 2017, between BlackRock Financial Management Inc. and BlackRock International Limited, previously filed with PEA 219 on April 30, 2021.
		(45)	Sub-Sub-Advisory Agreement dated February 11, 2022, between BlackRock Investment Management and BlackRock Singapore Limited, previously filed with PEA 226 on April 29, 2022.
		(46)	Sub-Sub-Advisory Agreement dated April 25, 2024, between BlackRock Investment Management, LLC and BlackRock International Limited, previously filed with PEA 271 on December 15, 2025.
		(47)	Sub-Sub-Advisory Agreement dated May 1, 2025, between FIAM, LLC and FMR INVESTMENT MANAGEMENT (UK) LIMITED, previously filed with the Trust’s Registration Statement on Form N-14 on May 15, 2025.
		(48)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C, previously filed with PEA 152 on April 30, 2014.
		(49)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, previously filed with PEA 152 on April 30, 2014.
		(50)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, previously filed with PEA 152 on April 30, 2014.
		(51)	Sub-Sub-Advisory Agreement dated December 1, 2025, between Nomura Investments Fund Advisers and Macquarie Investment Management Global Limited, previously filed with PEA 271 on December 15, 2025.
(52)
Sub-Sub-Advisory Agreement dated April 28, 2020, between Schroder Investment Management North
America Inc. and Schroder Investment Management North America Limited, previously filed with PEA 219 on April 30, 2021.

		(53)	Sub-Advisory Agreement between LFI, LVIP BlackRock Global Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 197 on April 25, 2019.
(54)
Amended & Restated Sub-Advisory Agreement dated April 26, 2019, between LFI, LVIP BlackRock Global
Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 226 on April 29, 2022.

(7)	Underwriting Contracts.
	(a)	Principal Underwriting Agreement dated January 1, 2012, between LVIP Trust and LFD, previously filed with PEA 125 on April 9, 2012.
		(1)	Amendment to Schedule A to Principal Underwriting Agreement dated June 30, 2021, between LVIP Trust and LFD, previously filed with PEA 226 on April 29, 2022.
		(2)	Amendment to Schedule A to Principal Underwriting Agreement dated April 11, 2023, between LVIP Trust and LFD, filed with PEA 233 on April 28, 2023.
(8)	N/A
(9)	Custodian Agreements.
	(a)	Mutual Fund Custody and Services Agreement dated June 19, 2018, between LVIP Trust and State Street Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.
		(1)	Amendment to Appendix A to Mutual Fund Custody Agreement dated November 18, 2021, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 226 on April 29, 2022.
		(2)	Amendment to Appendix A to Mutual Fund Custody Agreement dated March 28, 2023, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 233 on April 28, 2023.
		(3)	Amendment to Appendix A to Mutual Fund Custody Agreement dated January 30, 2024, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
(10)	Rule 12b-1 Plan and Rule 18f-3 Plan.
	(a)	Service Class Distribution and Service Plan, previously filed with PEA 141 on August 27, 2012.
		(1)	Amendment to Schedule I of the Service Class Distribution and Service Plan dated May 30, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025
6

	(b)	Distribution Services Agreement dated May 1, 2008, between LVIP Trust and LFD, previously filed with PEA 141 on August 27, 2012.
		(1)	Amendment to Schedule A to the Distribution Services Agreement dated October 1, 2023, between LVIP Trust and LFD, previously filed with PEA 247 on October 31, 2023.
		(2)	Amendment to Schedule A to the Distribution Services Agreement dated May 30, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
	(c)	Rule 18f-3 Multiple Class Plan approved October 23, 2023, previously filed with PEA 247 on October 31, 2023.
(11)	Legal Opinion.
	(a)	Legal Opinion of Counsel dated April 1, 2003, regarding issuance of shares, previously filed with PEA 13 on April 4, 2003.
	(b)	Legal Opinion of Counsel dated April 27, 2007, regarding issuance of shares, previously filed with PEA 41 on April 15, 2008.
	(c)	Legal Opinion of Counsel dated March 6, 2026, filed herewith.
(12)	(a)	N/A
(13)	Other Material Contracts.
(a)
Fund Accounting and Financial Administration Agreement dated June 19, 2018, between LVIP Trust and State Street
Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.

(1)
Amendment to Annex I to Fund Accounting and Financial Administration Agreement dated March 28,
2023, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 233 on April
28, 2023.

	(b)	Administration Agreement dated January 1, 2015, between LVIP Trust and Lincoln Life, previously filed with PEA 175 on January 6, 2015.
(i) Amendment to Administration Agreement dated May 1, 2017, between LVIP Trust and Lincoln Life, previously filed with PEA 186 on April 30, 2018.
(ii) Amendment to Administration Agreement dated December 1, 2023, between LVIP Trust and Lincoln Life, previously filed with PEA 249 on December 11, 2023.
	(c)	Amended and Restated Expense Limitation Agreement dated April 26, 2019, between LFI and LVIP Trust, previously filed with PEA 197 on April 25, 2017.
		(1)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated March 28, 2023, previously filed with PEA 233 on April 28, 2023.
		(2)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated January 1, 2026, previously filed with the Trust’s Registration Statement on Form N-14 on February 20, 2026.
	(d)	Advisory Fee Waiver Agreement dated March 7, 2013, between LFI and LVIP Trust, previously filed with PEA 145 on April 30, 2013.
		(1)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated March 28, 2023, previously filed with PEA 233 on April 28, 2023.
		(2)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated January 1, 2026, previously filed with the Trust’s Registration Statement on Form N-14 on February 20, 2026.
	(e)	Consulting Agreements
		(1)	Consulting Agreement dated April 29, 2011, between LFI and The Vanguard Group Inc., previously filed with PEA 129 on April 11, 2012.
		(2)	Consulting Agreement dated January 1, 2018, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 186 on April 30, 2018.
	(f)	Participation Agreements
		(1)	Fund Participation Agreement dated May 1, 2003, between Lincoln Life and LVIP Trust, previously filed with PEA 13 on April 4, 2003.
		(2)	Amendment to Fund Participation Agreement effective February 1, 2021, between Lincoln Life and LVIP Trust, previously filed with PEA 219 on April 30, 2021.
		(3)	Fund Participation Agreement dated May 1, 2003, including certain amendments, between Lincoln New York and LVIP Trust, previously filed with PEA 13 on April 4, 2003.
7

(4)	Amendment effective May 1, 2014, to the Fund Participation Agreement, between Lincoln New York and LVIP Trust, previously filed with PEA 152 on April 30, 2014.
(5)
Fund Participation Agreement dated June 5, 2007, between LVIP Trust, LFD, LFI, Great-West Life &
Annuity Insurance Company, and First-Great West Life & Annuity Insurance Company, previously filed with
PEA 41 on April 15, 2008.

(6)
Amendment to Fund Participation Agreement dated March 15, 2021, between LVIP Trust, LFI, LFD and
Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New
York, previously filed with PEA 225 on September 7, 2021.

(7)
Amendment to Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFI, LFD, Empower
Annuity Insurance Company of America (formerly Great-West Life & Annuity Insurance Company) and
Empower Life & Annuity Insurance Company of New York (formerly Great-West Life & Annuity Insurance
Company of New York formerly, First-Great West Life & Annuity Insurance Company, previously filed with
PEA 233 on April 28, 2023.

(8)	Fund Participation Agreement dated June 5, 2007, between LVIP Trust, LFD, LFI, and Nationwide Financial Services, Inc., previously filed with PEA 41 on April 15, 2008.
(9)	Amendment to Fund Participation Agreement dated March 10, 2009, between LVIP Trust, LFI, LFD and Nationwide Financial Services, Inc., previously filed with PEA 225 on September 7, 2021.
(10)	Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFI, LFD and Nationwide Financial Services, previously filed with PEA 233 on April 28, 2023.
(11)	Fund Participation Agreement dated June 5, 2007, between LVIP Trust, LFD, LFI, and New York Life Insurance and Annuity Corporation, previously filed with PEA 41 on April 15, 2008.
(12)	Amendment to Fund Participation Agreement dated April 30, 2012, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(13)	Amendment to Fund Participation Agreement dated April 1, 2013, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(14)	Amendment to Fund Participation Agreement dated May 1, 2018, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(15)	Amendment to Fund Participation Agreement dated November 1, 2019, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(16)	Amendment to Fund Participation Agreement dated April 10, 2021, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(17)	Fund Participation Agreement dated June 5, 2007, between LVIP Trust, LFI, LFD, and RiverSource Life Insurance Company, previously filed with PEA 41 on April 15, 2008.
(18)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFI, LFD, and RiverSource Life Insurance Company, filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(19)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFI, LFD, and RiverSource Life Insurance Company of New York, filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(20)	Fund Participation Agreement dated June 5, 2007, between LVIP Trust, LFD, LFI, and Standard Insurance Company, previously filed with PEA 41 on April 15, 2008.
(21)
Fund Participation Agreement dated July 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New York, LFI,
American Funds Insurance Series, Capital Research and Management Company, Capital Income Builder,
Intermediate Bond Fund of America, Short-Term Bond Fund of America and American Funds Service
Company, previously filed with PEA 104 on April 12, 2011.

(22)	Fund Participation Agreement dated June 12, 2009, between LVIP Trust, LFD, LFI, and AIG Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
(23)	Fund Participation Agreement dated June 12, 2009, between LVIP Trust, LFD, LFI, and American International Life Assurance Company of New York, previously filed with PEA 99 on April 6, 2011.
(24)
Assignment dated November 30, 2010, of Fund Participation Agreement dated June 12, 2009, between
LVIP Trust, LFD, LFI, and American International Life Assurance Company of New York to United States
Life Insurance Company in the City of New York, previously filed with PEA 99 on April 6, 2011.

(25)	Amendment to Fund Participation Agreement dated March 15, 2021, between LVIP Trust, LFI, LFD and American General Life Insurance Company, previously filed with PEA 225 on September 7, 2021.
8

(26)	Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFI, LFD and American General Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(27)
Amendment to Fund Participation Agreement dated March 15, 2021, between LVIP Trust, LFI, LFD and The
United States Life Insurance Company in the City of New York, previously filed with PEA 225 on
September 7, 2021.

(28)
Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFI, LFD and The
United States Life Insurance Company in the City of New York, previously filed with PEA 233 on April 28,
2023.

(29)	Fund Participation Agreement dated May 28, 2009, between LVIP Trust, LFD, LFI, and Commonwealth Annuity and Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
(30)	Fund Participation Agreement dated May 28, 2009, between LVIP Trust, LFD, LFI, and First Allmerica Financial Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
(31)	Fund Participation Agreement dated April 26, 2021, between LVIP Trust, LFD, LFI and Principal National Life Insurance Company, previously filed with PEA 225 on September 7, 2021.
(32)
Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Principal
National Life Insurance Company and Principal Life Insurance Company, previously filed with PEA 233 on
April 28, 2023.

(33)	Fund Participation Agreement dated April 30, 2021, between LVIP Trust, LFD, LFI and The Guardian Insurance & Annuity Company, Inc., previously filed with PEA 225 on September 7, 2021.
(34)	Fund Participation Agreement dated April 26, 2021, between LVIP Trust, LFD, LFI and Allstate Life Insurance Company of New York, previously filed with PEA 228 on July 18, 2022.
(35)
Master Fund Participation Agreement dated June 30, 2010, between LVIP Trust, Lincoln Life, Lincoln New
York, American Funds Insurance Series, Capital Research and Management Company, and American
Funds Service Company, previously filed with PEA 103 on April 12, 2011.

(36)	Form of Fund of Funds Participation Agreement Pursuant to SEC Exemptive Order under Section 12 of the Investment Company Act of 1940, previously filed with PEA 226 on April 29, 2022.
(37)	Form of Fund of Funds Operational Participation Agreement, previously filed with PEA 152 on April 30, 2014.
(38)	Fund Participation Agreement dated May 1, 2023, between LVIP Trust, LFD, LFI, and Allianz Life Insurance Company of North America, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(39)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Allianz Life Insurance Company of New York, previously filed with PEA 233 on April 28, 2023.
(40)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Talcott Resolution Life
Insurance Company and Talcott Resolution Life and Annuity Insurance Company, previously filed with PEA
233 on April 28, 2023.

(41)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Horace Mann Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(42)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Pacific Life Insurance Company and Pacific Life and Annuity Company, previously filed with PEA 233 on April 28, 2023.
(43)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Genworth Life and Annuity Company, previously filed with PEA 233 on April 28, 2023.
(44)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Genworth Life Insurance Company of New York, previously filed with PEA 233 on April 28, 2023.
(45)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and The Ohio National
Life Insurance Company and Ohio National Life Insurance Corporation, previously filed with PEA 233 on
April 28, 2023.

(46)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Massachusetts Mutual
Life Insurance Company and C.M. Life Insurance Company, previously filed with PEA 233 on April 28,
2023.

(47)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Protective Life and Annuity Insurance Company, previously filed with PEA 233 on April 28, 2023.
9

(48)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Protective Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(49)
Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Delaware
Life Insurance Company and Delaware Life Insurance Company of New York, previously filed with PEA 233 on April 28, 2023.

(50)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Midland National Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(51)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Modern Woodmen of America, previously filed with PEA 233 on April 28, 2023.
(52)	Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Symetra Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(53)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Transamerica Life
Insurance Company and Transamerica Financial Life Insurance Company, previously filed with PEA 233 on
April 28, 2023.

(54)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Lincoln Benefit Life Company, previously filed with PEA 233 on April 28, 2023.
(55)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Kansas City Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(56)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Country Investors Life Assurance Company, previously filed with PEA 233 on April 28, 2023.
(57)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and EquiTrust Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(58)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Farm Bureau Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(59)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Metropolitan Tower Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(60)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Integrity Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(61)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and National Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(62)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and The Prudential Life
Insurance Company of America, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.

(63)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and First Security
Benefit Life Insurance and Annuity Company of New York, previously filed with Pre-Effective Amendment
No. 2 on May 19, 2023.

(64)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Zurich American Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(65)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Zurich American
Life Insurance Company of New York, previously filed with Pre-Effective Amendment No. 2 on May 19,
2023.

(66)	Fund Participation Agreement dated May 1, 2023, between LVIP Trust, LFI, LFD, and Allianz Life Insurance Company of New York, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(67)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and American General Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(68)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Ameritas Life Insurance Corp., previously filed with PEA 261 on April 29, 2024.
(69)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and First Symetra National Life Insurance Company of New York, previously filed with PEA 261 on April 29, 2024.
(70)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Athene Annuity & Life Assurance Company, previously filed with PEA 261 on April 29, 2024.
(71)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Brighthouse Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
10

		(72)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Genworth Life And Annuity Insurance Company, previously filed with PEA 261 on April 29, 2024.
		(73)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Genworth Life Insurance Company of New York, previously filed with PEA 261 on April 29, 2024.
		(74)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and The Guardian Insurance & Annuity Company Inc., previously filed with PEA 261 on April 29, 2024.
		(75)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Everlake Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
		(76)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Jackson National Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
		(77)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Kansas City Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(78)
Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Massachusetts Mutual
Life Insurance Company and C.M. Life Insurance Company, previously filed with PEA 261 on April 29,
2024.

		(79)	Amendment No. 1 to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and Metropolitan Tower Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
		(80)	Amendment No. 1 to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and Modern Woodmen of America, previously filed with PEA 261 on April 29, 2024.
(81)
Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD,
Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, previously filed with PEA 261 on April 29, 2024.

(82)
Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and American United Life
Insurance Company, and Indiana Insurance Corporation and One America Securities, Inc., previously filed with PEA 261 on April 29, 2024.

		(83)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and Annuity Investors Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(84)
Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Principal
Life Insurance Company and Transamerica Life Insurance Company and Principal National Life Insurance
Company, previously filed with PEA 261 on April 29, 2024.

		(85)	Amendment No. 1 to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and The Prudential Insurance Company Of America, previously filed with PEA 261 on April 29, 2024.
		(86)	Amendment No. 3 to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and Nationwide Financial Services, Inc., previously filed with PEA 261 on April 29, 2024.
		(87)	Amendment No. 7 to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 261 on April 29, 2024.
(88)
Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Pacific
Life Insurance Company and Pacific Life & Annuity Company, previously filed with PEA 261 on April 29,
2024.

		(89)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Mutual of America Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(90)
Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Pruco Life Insurance
Company and Pruco Life Insurance Company of New Jersey, previously filed with PEA 261 on April 29,
2024.

		(91)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Midland National Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
		(92)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Everlake Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
		(93)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Protective Life and Annuity Insurance Company, previously filed with PEA 261 on April 29, 2024.
	(g)	Form of Indemnification Agreement, previously filed with PEA 125 on April 9, 2012.
(14)	(a)	Consent of Independent Registered Public Accounting Firm dated March 10, 2026, filed herewith.
11

(15)	N/A
(16)	(a)	Power of Attorney dated December 9, 2025, filed herewith.
(17)	Codes of Ethics.
	(a)	Code of Ethics for LVIP Trust and LFI, previously filed with PEA 235 on June 16, 2023.
	(b)	Code of Ethics for LFD, previously filed with the Trust’s Registration Statement on Form N-14 on December 3, 2025.
	(c)	Code of Ethics for Loomis, Sayles & Company, L.P., filed herewith.
	(d)	Code of Ethics for Franklin affiliated companies, previously filed with PEA 226 on April 29, 2022.
	(e)	Code of Ethics for Schroder Investment Management North America Inc., previously filed with PEA 226 on April 29, 2022.
(18)	N/A
Item 17. Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.
12

SIGNATURE PAGE
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of Fort Wayne and the State of Indiana, on this 10th day of March 2026.
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
By: /s/Gordon Huellmantel Gordon Huellmantel Senior Vice President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated above.
Signature		Title
By:	/s/John Morriss* John Morriss	Chairman of the Board, Trustee and President (Principal Executive Officer)
By:	/s/James Hoffmayer James Hoffmayer	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)
/s/Steve A. Cobb* Steve A. Cobb		Trustee
/s/Peter F. Finnerty* Peter F. Finnerty		Trustee
/s/Ken C. Joseph* Ken C. Joseph		Trustee
/s/Barbara L. Lamb* Barbara L. Lamb		Trustee
/s/Pamela L. Salaway* Pamela L. Salaway		Trustee
/s/Manisha A. Thakor* Manisha A. Thakor		Trustee
/s/Brian W. Wixted* Brian W. Wixted		Trustee
/s/Nancy B. Wolcott* Nancy B. Wolcott		Trustee
By:	/s/Gordon Huellmantel Gordon Huellmantel	Attorney-in-Fact
*Pursuant to a Power of Attorney dated December 9, 2025, filed herewith .